Portfolio of Investments
Touchstone Active Bond Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 44.5%
	Financials — 11.3%
$ 783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 745,807
62,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	64,127
196,000	Allstate Corp. (The), Ser B, 7.526%, 8/15/53(A)(B)	196,082
22,000	Ally Financial, Inc., 8.000%, 11/1/31	24,866
1,107,000	American Express Co., 5.282%, 7/27/29	1,138,140
672,000	Bank of America Corp., 2.687%, 4/22/32	602,992
647,000	Bank of America Corp., 3.705%, 4/24/28	639,252
862,000	Bank of America Corp., 5.511%, 1/24/36	886,629
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	754,786
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	914,265
853,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	798,096
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,134,386
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	439,397
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,498,178
550,000	Citigroup, Inc., 6.174%, 5/25/34	575,705
883,000	Citizens Bank NA, 4.575%, 8/9/28	884,754
72,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	76,217
50,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	50,727
666,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.518%, 1/15/27(A)	656,099
37,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	36,333
44,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	43,864
16,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	16,558
19,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	20,395
90,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	93,481
68,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	71,955
37,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	37,199
24,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	24,740
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	915,594
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	447,438
72,000	HUB International Ltd., 144a, 7.250%, 6/15/30	75,213
83,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	83,778
30,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	30,850
39,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	40,399
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,001,167
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	813,956
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	766,804
200,000	Kaspi.KZ JSC (Kazakhstan), 144a, 6.250%, 3/26/30	201,077
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,092,825
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	760,991
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	919,311
822,000	Morgan Stanley, 2.484%, 9/16/36	698,266
813,000	Morgan Stanley, 3.950%, 4/23/27	807,836
30,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	30,644
79,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	82,053
19,000	Navient Corp., 4.875%, 3/15/28	18,725
49,000	Navient Corp., 5.000%, 3/15/27	48,782
19,000	Navient Corp., 7.875%, 6/15/32	19,854
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	784,946
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	779,236
36,000	OneMain Finance Corp., 3.875%, 9/15/28	34,490
25,000	OneMain Finance Corp., 4.000%, 9/15/30	23,060
29,000	OneMain Finance Corp., 6.625%, 5/15/29	29,788
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Financials — 11.3% (Continued)
$ 11,000	OneMain Finance Corp., 7.125%, 3/15/26	$ 11,163
20,000	OneMain Finance Corp., 7.125%, 9/15/32	20,698
44,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	42,291
24,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	23,534
29,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	30,795
29,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	30,049
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	1,117,300
18,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	18,473
94,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	96,932
26,000	Rocket Cos., Inc., 144a, 6.125%, 8/1/30	26,482
28,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	28,624
940,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	953,059
81,000	SBL Holdings, Inc., 144a, 9.508%(C)	80,900
1,364,000	State Street Corp., (TSFR3M + 1.262%), 5.580%, 6/15/47(A)	1,197,379
1,614,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,083,009
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.258%, 5/15/27(A)	1,604,700
684,000	US Bancorp, 4.967%, 7/22/33	675,722
		29,973,223
	Industrials — 5.3%
78,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	80,833
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	958,852
66,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	63,535
40,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	40,668
84,000	BNSF Funding Trust I, 6.613%, 12/15/55	84,278
28,000	Bombardier, Inc. (Canada), 144a, 6.750%, 6/15/33	29,014
44,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	46,215
29,000	Bombardier, Inc. (Canada), 144a, 8.750%, 11/15/30	31,391
84,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	83,260
74,000	Builders FirstSource, Inc., 144a, 6.375%, 6/15/32	76,042
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	893,590
124,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	120,878
1,074,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	781,831
39,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	38,672
51,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	48,215
19,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	19,483
1,094,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,103,265
48,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	49,078
15,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31	15,518
20,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 5.500%, 5/1/28	19,892
11,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	11,363
9,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.875%, 12/1/30	9,546
43,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	41,474
119,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	114,858
865,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	884,357

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Industrials — 5.3% (Continued)
$ 777,000	Keysight Technologies, Inc., 4.950%, 10/15/34	$ 768,257
78,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	82,090
20,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 8/15/26	19,966
82,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/27	83,359
82,000	Moog, Inc., 144a, 4.250%, 12/15/27	79,993
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	634,127
72,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	73,782
36,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	36,671
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	586,559
58,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	59,730
60,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	61,911
85,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	82,253
698,000	RTX Corp., 6.400%, 3/15/54	766,049
63,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	57,421
50,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	52,428
14,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	14,346
41,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	36,761
23,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	22,943
122,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	119,004
54,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	57,248
78,000	Terex Corp., 144a, 6.250%, 10/15/32	78,157
1,611,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	1,449,262
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,200,256
50,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	51,244
76,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	78,708
972,000	United Parcel Service, Inc., 5.950%, 5/14/55	998,913
46,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	47,741
29,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	29,839
17,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	17,577
29,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	30,014
570,000	WestRock MWV LLC, 8.200%, 1/15/30	652,327
106,000	XPO, Inc., 144a, 7.125%, 2/1/32	111,013
		14,086,057
	Consumer Discretionary — 4.6%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,298,761
49,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	48,504
82,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	81,305
40,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	40,366
29,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	29,402
86,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	82,724
173,000	Carnival Corp., 144a, 4.000%, 8/1/28	169,540
42,000	Carnival Corp., 144a, 5.750%, 3/1/27	42,334
63,000	Carnival Corp., 144a, 5.875%, 6/15/31	64,181
19,000	Carnival Corp., 144a, 6.125%, 2/15/33	19,440
48,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	45,354
83,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	88,189
150,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	143,218
1,016,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,018,232
782,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	780,176
45,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	41,796
866,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	760,986
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Consumer Discretionary — 4.6% (Continued)
$ 43,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	$ 41,106
93,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	89,757
20,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	20,535
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	507,222
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	862,285
79,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	80,225
58,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	55,257
802,000	Lowe's Cos., Inc., 4.500%, 4/15/30	808,004
748,000	Mattel, Inc., 5.450%, 11/1/41	665,225
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,192,849
200,000	MGM China Holdings Ltd. (Macao), 144a, 4.750%, 2/1/27	198,497
69,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	55,533
41,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	41,973
53,000	Newell Brands, Inc., 6.375%, 9/15/27	53,704
29,000	Newell Brands, Inc., 6.625%, 5/15/32	27,551
24,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	25,204
114,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	117,380
200,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	201,491
80,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	77,571
155,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	153,838
56,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	52,454
50,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	49,815
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	962,628
1,083,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,051,233
30,000	Vail Resorts, Inc., 144a, 5.625%, 7/15/30	30,000
78,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	81,107
		12,256,952
	Energy — 4.5%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	202,442
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,027,507
39,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	40,636
28,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	29,668
75,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	75,371
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	855,222
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	285,474
68,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	69,623
48,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	49,962
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,109,961
76,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	79,144
149,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	157,499
56,000	Energy Transfer LP, 8.000%, 5/15/54	59,559
20,000	Energy Transfer LP, Ser G, 7.125%(C)	20,371
37,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	38,470
35,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	36,600
59,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	62,659
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,011,264
46,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	45,407
26,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	25,278
70,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	70,178

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Energy — 4.5% (Continued)
$ 37,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	$ 35,435
74,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	74,651
82,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	82,587
548,238	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	432,779
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	979,394
50,000	Murphy Oil Corp., 5.875%, 12/1/42	40,533
60,000	Murphy Oil Corp., 6.000%, 10/1/32	57,206
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,200,686
10,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	10,176
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	995,539
103,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	99,024
30,000	Parkland Corp. (Canada), 144a, 6.625%, 8/15/32	30,665
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	77,243
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	62,954
57,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	59,272
106,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	104,692
9,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	8,723
29,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	29,418
1,242,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,058,353
30,000	SM Energy Co., 144a, 6.750%, 8/1/29	29,887
50,000	SM Energy Co., 144a, 7.000%, 8/1/32	49,267
80,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	82,223
77,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	79,221
69,000	Valaris Ltd., 144a, 8.375%, 4/30/30	70,794
43,000	Venture Global Calcasieu Pass LLC, 144a, 6.250%, 1/15/30	44,316
50,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	50,520
84,000	Venture Global LNG, Inc., 144a, 9.000%(C)	81,729
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	696,346
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	34,890
		12,010,818
	Consumer Staples — 4.5%
63,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	55,525
60,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	62,710
96,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	93,364
572,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	524,626
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,035,935
38,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	39,171
28,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	29,225
19,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	19,883
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	886,984
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	862,242
39,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	38,279
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	971,540
23,000	Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US LLC, 144a, 6.625%, 7/15/30	23,527
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	804,480
102,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	91,409
76,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	76,007
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Consumer Staples — 4.5% (Continued)
$ 29,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	$ 29,751
40,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	41,758
68,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	62,981
536,000	Kroger Co. (The), 5.000%, 4/15/42	488,236
728,000	Mars, Inc., 144a, 5.200%, 3/1/35	736,261
51,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	52,157
1,668,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,406,194
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,187,206
47,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	45,181
84,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	84,467
42,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	40,716
48,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	49,868
121,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	114,256
568,000	Starbucks Corp., 3.350%, 3/12/50	383,231
190,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	198,929
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	708,135
54,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	53,937
58,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	61,155
686,000	Walmart, Inc., 4.500%, 9/9/52	600,666
		11,959,992
	Communication Services — 3.2%
44,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	45,705
1,135,000	AT&T, Inc., 3.800%, 12/1/57	795,541
536,000	AT&T, Inc., 4.500%, 5/15/35	510,905
60,000	Cable One, Inc., 144a, 4.000%, 11/15/30	47,252
37,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	37,103
171,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	159,721
63,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	58,671
41,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	41,838
86,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	89,733
220,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	213,111
61,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	54,304
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	596,568
673,000	Comcast Corp., 4.000%, 3/1/48	520,584
55,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	54,212
28,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	27,888
67,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	64,966
68,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	69,196
22,000	Gray Media, Inc., 144a, 10.500%, 7/15/29	23,621
46,392	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	47,196
80,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	79,813
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,149,605
17,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	17,206
86,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	82,597
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	962,435
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	463,148

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Communication Services — 3.2% (Continued)
$ 39,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	$ 39,575
88,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	88,029
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	562,010
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,342,238
120,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	112,040
		8,356,811
	Health Care — 2.9%
692,000	AbbVie, Inc., 4.450%, 5/14/46	596,519
31,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	30,069
50,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	51,551
39,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	36,745
36,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	34,206
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	574,268
56,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	53,010
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	569,775
723,000	CommonSpirit Health, 4.187%, 10/1/49	558,746
15,000	Concentra Health Services, Inc., 144a, 6.875%, 7/15/32	15,530
661,000	CVS Health Corp., 5.125%, 7/20/45	586,084
31,000	DaVita, Inc., 144a, 6.750%, 7/15/33	32,071
41,000	DaVita, Inc., 144a, 6.875%, 9/1/32	42,485
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	711,431
795,000	Elevance Health, Inc., 4.750%, 2/15/33	790,206
1,026,000	HCA, Inc., 5.500%, 3/1/32	1,058,757
46,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	49,029
19,000	LifePoint Health, Inc., 144a, 11.000%, 10/15/30	20,954
27,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	27,734
81,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	73,730
20,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	20,327
61,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	58,694
113,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	111,569
91,000	Tenet Healthcare Corp., 6.125%, 10/1/28	91,113
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	700,846
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	734,922
		7,630,371
	Utilities — 2.9%
132,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	128,643
78,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	78,017
522,000	Calpine Corp., 144a, 5.000%, 2/1/31	516,380
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,470,349
76,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	79,985
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	502,686
614,000	Edison International, 4.125%, 3/15/28	592,638
163,000	Edison International, 7.875%, 6/15/54	154,582
763,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	702,855
566,000	Georgia Power Co., 5.950%, 2/1/39	577,949
57,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	56,560
45,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.451%, 4/30/43(A)	44,778
71,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.620%, 10/1/66(A)	66,009
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	586,653
82,000	PacifiCorp, 7.375%, 9/15/55	85,026
738,000	PacifiCorp., 5.750%, 4/1/37	750,569
79,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 7.222%, 3/30/67(A)	78,591
133,000	Sempra, 4.125%, 4/1/52	127,886
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Utilities — 2.9% (Continued)
$ 151,000	South Jersey Industries, Inc., 5.020%, 4/15/31	$ 125,053
814,000	Virginia Electric and Power Co., 5.650%, 3/15/55	801,463
		7,526,672
	Information Technology — 2.8%
17,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	17,496
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,101,501
1,265,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,147,084
19,000	CACI International, Inc., 144a, 6.375%, 6/15/33	19,585
110,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	111,026
106,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	112,770
104,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	103,480
658,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	635,138
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	999,626
566,000	Micron Technology, Inc., 2.703%, 4/15/32	492,395
236,000	Micron Technology, Inc., 6.750%, 11/1/29	255,025
1,482,000	Microsoft Corp., 2.525%, 6/1/50	917,189
8,000	NCR Voyix Corp., 144a, 5.125%, 4/15/29	7,879
53,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	49,923
54,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	52,323
332,000	Oracle Corp., 3.600%, 4/1/40	265,684
266,000	Oracle Corp., 4.300%, 7/8/34	252,669
38,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	37,981
764,000	Texas Instruments, Inc., 5.100%, 5/23/35	778,347
50,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	49,738
15,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	15,424
		7,422,283
	Real Estate — 1.8%
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	924,724
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	841,920
49,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	46,834
52,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	49,519
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	963,069
55,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	57,518
59,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	57,174
30,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	30,842
50,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	49,721
9,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 7.250%, 7/15/28	9,332
94,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	93,055
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	595,402
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	317,141
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	102,197
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	624,283
16,000	XHR LP REIT, 144a, 4.875%, 6/1/29	15,504
38,000	XHR LP REIT, 144a, 6.625%, 5/15/30	38,716
		4,816,951
	Materials — 0.7%
49,000	Celanese US Holdings LLC, 6.629%, 7/15/32	51,333
75,000	Celanese US Holdings LLC, 7.200%, 11/15/33	79,613
79,000	Magnera Corp., 144a, 7.250%, 11/15/31	74,359

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.5% (Continued)
	Materials — 0.7% (Continued)
$ 59,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	$ 62,314
123,000	Novelis Corp., 144a, 4.750%, 1/30/30	117,867
84,000	Novelis Corp., 144a, 6.875%, 1/30/30	86,984
524,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	533,218
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	572,214
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	208,640
		1,786,542
	Total Corporate Bonds	$117,826,672
	U.S. Treasury Obligations — 17.2%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,333,887
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,219,582
760,000	U.S. Treasury Bond, 4.125%, 8/15/44	697,152
1,010,000	U.S. Treasury Bond, 4.625%, 11/15/44	989,958
3,615,000	U.S. Treasury Bond, 4.625%, 2/15/55	3,524,625
3,910,000	U.S. Treasury Bond, 4.750%, 2/15/45	3,893,505
1,900,000	U.S. Treasury Note, 3.375%, 5/15/33	1,811,234
18,255,000	U.S. Treasury Note, 3.750%, 4/15/28	18,276,393
13,690,000	U.S. Treasury Note, 4.000%, 5/31/30	13,820,483
80,000	U.S. Treasury Note, 4.625%, 2/15/35	82,562
	Total U.S. Treasury Obligations	$45,649,381
	Non-Agency Collateralized Mortgage Obligations — 9.7%
750	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.745%, 3/25/35(A)(B)	739
839,172	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.638%, 10/25/45(A)(B)	800,908
1,307,801	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.638%, 10/25/45(A)(B)	1,245,406
660,164	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(B)	657,207
745,525	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(B)	737,588
828,066	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	821,052
1,187,545	CIM Trust, Ser 2021-J2, Class A19, 144a, 2.500%, 4/25/51(A)(B)	961,030
469,575	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	467,763
255,504	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.540%, 8/25/43(A)(B)	246,851
317,963	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.616%, 11/25/44(A)(B)	307,039
647,759	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.891%, 1/25/45(A)(B)	624,218
663,572	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.870%, 2/25/45(A)(B)	630,782
594,045	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.764%, 12/25/44(A)(B)	572,145
714,142	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.578%, 2/25/48(A)(B)	656,048
888,786	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	859,797
1,041,262	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.560%, 2/25/48(A)(B)	951,167
953,537	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.560%, 2/25/48(A)(B)	870,221
16,654	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	15,859
950,778	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	937,206
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.7% (Continued)
$ 247,280	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	$ 214,336
635,075	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(B)	559,331
10,743	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 6.199%, 2/25/35(A)(B)	10,565
13,281	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.794%, 6/25/36(A)(B)	9,161
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.888%, 1/25/45(A)(B)	371,225
1,358,140	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(B)	1,230,559
813,012	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.046%, 1/25/49(A)(B)	745,365
159,122	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 9/25/49(A)(B)	150,715
1,067,424	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(B)	871,520
14,714	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	14,649
695,103	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(B)	587,470
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.963%, 4/25/57(A)(B)	1,040,084
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	845,636
134,841	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,337
68,470	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(B)	66,732
77,849	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.490%, 5/25/43(A)(B)	75,777
486,355	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	442,126
1,478,333	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(B)	1,305,765
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.817%, 10/25/56(A)(B)	929,538
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.659%, 6/25/57(A)(B)	691,038
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(B)	728,628
764,339	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(B)	730,785
38,692	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	35,801
841,480	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(B)	755,616
959,949	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-1, Class A17, 144a, 2.500%, 8/25/51(A)(B)	776,846
	Total Non-Agency Collateralized Mortgage Obligations	$25,609,631
	U.S. Government Mortgage-Backed Obligations — 7.4%
27,947	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.787%, 4/1/37(A)	28,585
4,703	FHLMC, Pool #A12886, 5.000%, 8/1/33	4,763
35,523	FHLMC, Pool #A13842, 6.000%, 9/1/33	36,144
2,868	FHLMC, Pool #A21415, 5.000%, 5/1/34	2,886
7,471	FHLMC, Pool #A35682, 5.000%, 7/1/35	7,540
3,447	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,480
16,039	FHLMC, Pool #A46590, 5.000%, 8/1/35	16,314

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.4% (Continued)
$ 1,766	FHLMC, Pool #A64971, 5.500%, 8/1/37	$ 1,815
1,109,794	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,075,365
28,258	FHLMC, Pool #A96485, 4.500%, 1/1/41	28,153
180,625	FHLMC, Pool #A97897, 4.500%, 4/1/41	179,898
8,690	FHLMC, Pool #C62740, 7.000%, 1/1/32	9,168
6,268	FHLMC, Pool #C72254, 6.500%, 7/1/32	6,479
886	FHLMC, Pool #C90986, 7.000%, 6/1/26	935
5,466	FHLMC, Pool #G02184, 5.000%, 4/1/36	5,550
1,008,774	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,007,514
91,261	FHLMC, Pool #G05733, 5.000%, 11/1/39	92,512
1,658	FHLMC, Pool #J13584, 3.500%, 11/1/25	1,652
759,833	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	730,660
637,297	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	631,533
784,965	FHLMC REMIC, Pool #SD5007, 5.000%, 9/1/53	772,748
4,868	FNMA, Pool #561741, 7.500%, 1/1/31	5,000
6,760	FNMA, Pool #640291, 7.000%, 8/1/32	7,125
7,497	FNMA, Pool #670402, 6.500%, 6/1/32	7,773
56,752	FNMA, Pool #745257, 6.000%, 1/1/36	59,513
35,872	FNMA, Pool #748895, 6.000%, 12/1/33	35,995
26,718	FNMA, Pool #810049, 5.500%, 3/1/35	27,411
19,738	FNMA, Pool #819297, 6.000%, 9/1/35	20,636
415,256	FNMA, Pool #881279, 5.000%, 11/1/36	421,959
12,541	FNMA, Pool #889060, 6.000%, 1/1/38	13,419
27,703	FNMA, Pool #889061, 6.000%, 1/1/38	29,053
914	FNMA, Pool #895657, 6.500%, 8/1/36	928
51,269	FNMA, Pool #905049, 5.500%, 11/1/36	52,650
137,349	FNMA, Pool #928553, 5.500%, 8/1/37	141,322
59,597	FNMA, Pool #931535, 5.500%, 7/1/39	59,929
67,679	FNMA, Pool #AA3467, 4.500%, 4/1/39	67,511
106,301	FNMA, Pool #AA4584, 4.500%, 4/1/39	106,037
25,747	FNMA, Pool #AB1800, 4.000%, 11/1/40	24,878
5,795	FNMA, Pool #AB2452, 4.000%, 3/1/26	5,765
20,991	FNMA, Pool #AD6193, 5.000%, 6/1/40	20,785
39,574	FNMA, Pool #AE1568, 4.000%, 9/1/40	38,241
203,963	FNMA, Pool #AE2497, 4.500%, 9/1/40	203,249
23,573	FNMA, Pool #AE5441, 5.000%, 10/1/40	23,867
68,693	FNMA, Pool #AH1135, 5.000%, 1/1/41	69,550
2,761	FNMA, Pool #AH3671, 4.000%, 2/1/26	2,748
198,689	FNMA, Pool #AH6622, 4.000%, 3/1/41	191,897
189,858	FNMA, Pool #AL0150, 4.000%, 2/1/41	183,427
36,193	FNMA, Pool #AL0211, 5.000%, 4/1/41	36,644
238,581	FNMA, Pool #AS0779, 4.000%, 10/1/43	229,659
1,731,644	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,388,443
643,657	FNMA, Pool #BW2258, 4.500%, 7/1/52	616,363
1,121,478	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,030,591
1,130,357	FNMA, Pool #FM4702, 2.500%, 10/1/50	954,000
1,725,605	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,379,233
809,233	FNMA, Pool #FM8360, 2.500%, 8/1/51	679,957
785,477	FNMA, Pool #FM8361, 2.500%, 8/1/51	659,014
1,015,303	FNMA, Pool #FM9905, 2.500%, 12/1/51	842,633
831,457	FNMA, Pool #FM9907, 2.500%, 12/1/51	693,022
620,130	FNMA, Pool #FS2906, 5.000%, 9/1/52	610,703
1,637,574	FNMA, Pool #FS7278, 5.000%, 11/1/53	1,609,626
1,523,831	FNMA, Pool #FS8360, 3.500%, 9/1/52	1,374,690
731,970	FNMA, Pool #MA4128, 2.000%, 9/1/40	639,632
469,035	GNMA, Pool #4424, 5.000%, 4/20/39	474,798
	Total U.S. Government Mortgage-Backed Obligations	$19,683,370
	Commercial Mortgage-Backed Securities — 7.0%
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	491,493
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	872,922
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.0% (Continued)
$ 1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	$ 1,095,683
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	550,856
875,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(B)	914,746
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	292,447
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	761,535
1,464,514	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,391,131
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	527,762
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	1,552,182
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,194,176
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.876%, 10/15/36(A)	755,776
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(B)	510,868
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	734,320
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	496,161
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.629%, 11/15/35(A)	1,124,927
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,192,818
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	329,732
385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	382,491
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,232,532
1,045,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(B)	1,089,253
	Total Commercial Mortgage-Backed Securities	$18,493,811
	Agency Collateralized Mortgage Obligations — 6.7%
836,494	FHLMC REMIC, Ser 4422, Class LZ, 4.000%, 12/15/44	796,339
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,504,300
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,101,312
61,638	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	63,387
5,740	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,524
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,098,250
261,304	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	246,163
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,439,630
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,916,275
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,157,222
527,484	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	481,739
25,409	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 4.670%, 8/25/44(A)	25,165
403,710	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	404,883

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 6.7% (Continued)
$ 3,651,860	GNMA, Ser 2012-147, Class IO, 0.533%, 4/16/54(A)(B)(D)	$ 37,192
1,267,792	GNMA, Ser 2016-113, Class IO, 1.164%, 2/16/58(A)(B)(D)	59,679
7,056,943	GNMA, Ser 2016-140, Class IO, 0.733%, 5/16/58(A)(B)(D)	250,330
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,308,624
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,013,992
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	357,369
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,393,504
	Total Agency Collateralized Mortgage Obligations	$17,660,879
	Asset-Backed Securities — 4.3%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.168%, 4/15/34(A)	1,101,291
800,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.706%, 1/15/35(A)	800,818
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	934,316
533	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	535
1,288,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,191,413
81,349	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	85,238
907	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	914
1,075,250	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,036,739
957,875	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	949,270
1,457,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.719%, 10/19/34(A)	1,453,187
153,028	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	153,661
1,152,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,077,181
651,625	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	613,338
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 5.919%, 7/20/32(A)	800,400
1,535,990	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,357,957
	Total Asset-Backed Securities	$11,556,258
	Sovereign Government Obligations — 0.8%
697,000	Chile Government International Bond, 3.100%, 1/22/61	420,430
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	195,729
9,600	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	9,302
20,886	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	17,476
96,800	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(B)	90,771
878,000	Mexico Government International Bond, 3.771%, 5/24/61	514,464
Principal Amount		Market Value
	Sovereign Government Obligations — 0.8% (Continued)
$ 200,000	Nigeria Government International Bond, MTN, 8.250%, 9/28/51	$ 165,609
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	682,164
	Total Sovereign Government Obligations	$2,095,945
Shares
	Exchange-Traded Fund — 0.5%
35,191	iShares Broad USD High Yield Corporate Bond ETF	1,320,015
	Short-Term Investment Fund — 0.9%
2,323,063	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	2,323,063
	Total Investment Securities—99.0% (Cost $272,203,401)	$262,219,025
	Other Assets in Excess of Liabilities — 1.0%	2,664,695
	Net Assets — 100.0%	$264,883,720
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $82,767,007 or 31.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$117,826,672	$—	$117,826,672
U.S. Treasury Obligations	—	45,649,381	—	45,649,381
Non-Agency Collateralized Mortgage Obligations	—	25,609,631	—	25,609,631
U.S. Government Mortgage-Backed Obligations	—	19,683,370	—	19,683,370
Commercial Mortgage-Backed Securities	—	18,493,811	—	18,493,811
Agency Collateralized Mortgage Obligations	—	17,660,879	—	17,660,879
Asset-Backed Securities	—	11,556,258	—	11,556,258
Sovereign Government Obligations	—	2,095,945	—	2,095,945
Exchange-Traded Fund	1,320,015	—	—	1,320,015
Short-Term Investment Fund	2,323,063	—	—	2,323,063
Other Financial Instruments
Futures
Interest rate contracts	177,057	—	—	177,057
Total Assets	$3,820,135	$258,575,947	$—	$262,396,082
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(234,952)	$—	$—	$(234,952)
Total Liabilities	$(234,952)	$—	$—	$(234,952)
Total	$3,585,183	$258,575,947	$—	$262,161,130
Futures Contracts
At June 30, 2025, $443,125 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Bond	9/19/2025	149	$17,025,579	$(234,952)
Long Futures:
2-Year U.S. Treasury Note	9/30/2025	361	75,096,461	177,057
				$(57,895)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 81.7%
	Communication Services — 11.6%
$ 6,837,000	Altice France SA (France), 144a, 5.500%, 1/15/28	$ 5,753,951
2,459,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	2,292,293
72,000	Belo Corp., 7.250%, 9/15/27	74,230
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	630,478
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,541,171
7,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	7,226,683
5,311,000	CommScope LLC, 144a, 4.750%, 9/1/29	5,185,040
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	141,511
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	53,506
1,129,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	917,985
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	612,455
5,215,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	2,582,961
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30	293,482
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,604,359
2,673,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	2,293,585
1,500,000	Fox Corp., 5.476%, 1/25/39	1,468,383
1,500,000	Fox Corp., 5.576%, 1/25/49	1,408,766
3,043,000	Gen Digital, Inc., 144a, 6.250%, 4/1/33	3,125,106
3,677,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	3,474,578
7,322,000	Gray Media, Inc., 144a, 4.750%, 10/15/30	5,472,484
508,000	Gray Media, Inc., 144a, 10.500%, 7/15/29	545,437
7,629,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	7,123,579
765,000	Level 3 Financing, Inc., 144a, 10.000%, 10/15/32	772,650
1,825,915	Level 3 Financing, Inc., 144a, 11.000%, 11/15/29	2,094,794
1,061,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,033,104
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	127,701
1,000,000	Odido Group Holding BV (Netherlands), 144a, 5.500%, 1/15/30	1,176,772
6,254,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	5,444,295
2,560,000	Sirius XM Radio LLC, 144a, 3.125%, 9/1/26	2,512,054
526,000	Sirius XM Radio LLC, 144a, 5.000%, 8/1/27	522,397
240,000	Sirius XM Radio LLC, 144a, 5.500%, 7/1/29	238,798
1,901,000	Snap, Inc., 144a, 6.875%, 3/1/33	1,949,802
2,794,000	TEGNA, Inc., 4.625%, 3/15/28	2,715,277
1,600,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,582,869
4,551,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	2,730,600
1,163,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	430,444
1,000,000	United Group BV (Slovenia), 144a, 3.625%, 2/15/28	1,149,744
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	308,852
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,360,848
5,127,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	5,019,179
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	366,464
6,375,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	5,978,147
		94,336,814
	Consumer Discretionary — 10.9%
3,928,000	Allegiant Travel Co., 144a, 7.250%, 8/15/27	3,928,405
3,795,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	3,762,837
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	473,441
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,258,120
Principal Amount		Market Value
	Corporate Bonds — 81.7% (Continued)
	Consumer Discretionary — 10.9% (Continued)
$ 1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	$ 1,029,165
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,154,802
4,986,000	Bath & Body Works, Inc., 6.875%, 11/1/35	5,145,392
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	94,260
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,719,634
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	807,536
323,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	324,292
4,100,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	4,045,390
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,196,581
1,146,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,220,858
1,792,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	1,653,487
1,000,000	Ford Motor Co., 4.750%, 1/15/43	769,346
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	588,768
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	451,552
4,640,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	4,309,682
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,342,715
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,161,571
3,966,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	3,922,694
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,141,488
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,407,064
2,917,000	Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada), 144a, 8.000%, 8/1/30	2,924,756
2,270,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	2,337,310
2,130,000	Service Corp. International, 5.750%, 10/15/32	2,151,788
1,223,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 7.750%, 10/15/29	1,201,652
4,327,514	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 11.000%, 3/12/30(B)	3,094,172
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	927,314
2,925,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	2,867,621
1,600,000	Station Casinos LLC, 144a, 6.625%, 3/15/32	1,640,310
4,130,000	Tenneco, Inc., 144a, 8.000%, 11/17/28	4,084,036
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	508,621
4,238,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	3,954,403
2,973,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,974,718
1,200,000	Viking Cruises Ltd., 144a, 7.000%, 2/15/29	1,210,505
2,030,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	2,021,045
407,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	418,312
6,549,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	6,073,385
		89,299,028
	Industrials — 10.7%
1,215,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,169,613
1,370,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	1,392,874
4,707,304	ARD Finance SA (Luxembourg), 144a, 6.500%, 6/30/27(B)	200,060
3,015,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	2,830,693
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.750%, 7/15/27	301,982
2,557,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,140,243
6,408,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	2,857,519
1,103,000	Axon Enterprise, Inc., 144a, 6.250%, 3/15/33	1,136,560

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.7% (Continued)
	Industrials — 10.7% (Continued)
$ 6,174,000	Ball Corp., 2.875%, 8/15/30	$ 5,565,187
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,340,599
1,440,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,388,368
2,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	2,554,027
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,763,594
3,566,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	3,549,078
625,000	Clean Harbors, Inc., 144a, 6.375%, 2/1/31	640,199
739,000	Coherent Corp., 144a, 5.000%, 12/15/29	725,683
4,670,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	4,324,007
2,712,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,772,898
2,008,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	1,936,720
713,271	GFL Environmental, Inc., 144a, 4.375%, 8/15/29	692,496
1,500,000	GFL Environmental, Inc., 144a, 4.000%, 8/1/28	1,456,806
3,600,000	Graphic Packaging International LLC, 144a, 3.750%, 2/1/30	3,374,029
798,000	Graphic Packaging International LLC, 144a, 6.375%, 7/15/32	814,953
2,795,000	JH North America Holdings, Inc., 144a, 6.125%, 7/31/32	2,841,408
4,220,000	LABL, Inc., 144a, 8.625%, 10/1/31	3,609,115
4,210,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	4,090,450
664,000	OI European Group BV, 144a, 4.750%, 2/15/30	637,496
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	51,019
2,230,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	2,296,514
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,304,570
4,579,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	4,359,332
1,370,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	1,403,817
3,343,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,165,135
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	163,394
3,582,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	3,799,632
2,185,000	Trivium Packaging Finance BV (Netherlands), 144a, 8.250%, 7/15/30	2,310,566
1,450,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	1,504,894
2,507,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	2,592,070
4,832,000	Wilsonart LLC, 144a, 11.000%, 8/15/32	4,389,507
		87,447,107
	Energy — 10.1%
2,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,586,630
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,463,051
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	111,192
1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	1,719,791
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,294,935
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	227,427
4,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	4,738,871
6,003,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	5,708,720
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	890,066
4,308,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	4,189,919
3,813,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31	2,830,215
2,308,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	2,209,369
1,574,000	Northern Oil & Gas, Inc., 144a, 8.125%, 3/1/28	1,587,916
955,000	NuStar Logistics LP, 5.625%, 4/28/27	963,228
6,804,000	ONEOK, Inc., 5.450%, 6/1/47	6,044,155
208,000	ONEOK, Inc., 5.600%, 4/1/44	189,834
Principal Amount		Market Value
	Corporate Bonds — 81.7% (Continued)
	Energy — 10.1% (Continued)
$ 983,000	SM Energy Co., 144a, 6.750%, 8/1/29	$ 979,300
3,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	3,175,089
2,735,000	Sunoco LP, 144a, 6.250%, 7/1/33	2,775,226
2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	2,331,286
4,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	4,689,391
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	1,019,759
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,027,782
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,555,308
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,675,551
4,734,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	4,587,357
5,035,000	TransMontaigne Partners LLC, 144a, 8.500%, 6/15/30	5,237,885
7,976,000	Transocean, Inc., 6.800%, 3/15/38	5,607,211
2,261,000	Venture Global LNG, Inc., 144a, 8.375%, 6/1/31	2,348,661
242,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/34	242,000
7,738,000	Western Midstream Operating LP, 5.250%, 2/1/50	6,515,505
		82,522,630
	Consumer Staples — 7.0%
1,504,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.625%, 9/15/29	1,522,580
3,702,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	3,508,616
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.250%, 3/15/33	623,531
3,665,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	3,585,710
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	417,529
2,500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	2,627,254
963,811	Chobani Holdco II LLC, (9.500% PIK), 144a, 8.750%, 10/1/29(B)	1,032,118
3,200,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	3,140,870
5,227,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	5,002,427
1,465,000	Gates Corp., 144a, 6.875%, 7/1/29	1,521,208
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,530,930
5,484,000	Korn Ferry, 144a, 4.625%, 12/15/27	5,445,643
3,303,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,148,972
2,295,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,990,912
5,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	4,996,022
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,235,166
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,395,085
2,250,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	2,245,301
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	1,022,694
3,730,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	3,750,757
810,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	841,514
1,871,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,766,719
2,605,000	Tyson Foods, Inc., 5.100%, 9/28/48	2,336,569
1,813,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	1,624,743
		57,312,870

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.7% (Continued)
	Financials — 6.8%
$ 2,692,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	$ 2,780,860
4,402,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	4,320,567
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,569,404
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,697,982
702,000	AmWINS Group, Inc., 144a, 6.375%, 2/15/29	715,400
2,074,000	Apollo Debt Solutions BDC, 6.900%, 4/13/29	2,164,384
4,919,000	Arthur J Gallagher & Co., 5.550%, 2/15/55	4,724,838
3,590,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	3,664,830
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30	604,260
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,088,227
5,255,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	5,441,053
2,157,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	1,998,351
4,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	4,514,718
7,322,000	OneMain Finance Corp., 3.500%, 1/15/27	7,164,909
392,000	OneMain Finance Corp., 3.875%, 9/15/28	375,561
1,937,000	OneMain Finance Corp., 7.125%, 9/15/32	2,004,553
441,000	OneMain Finance Corp., 9.000%, 1/15/29	462,464
1,570,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	1,604,991
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,179,980
3,070,000	Ryan Specialty LLC, 144a, 5.875%, 8/1/32	3,094,146
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	372,930
		55,544,408
	Materials — 5.9%
7,248,103	ASP Unifrax Holdings, Inc., PIK, 144a, 7.100%, 9/30/29(B)	3,297,887
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	3,041,782
4,424,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144a, 4.750%, 6/15/27	4,396,855
1,968,000	Celanese US Holdings LLC, 6.750%, 4/15/33	1,988,440
3,827,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	3,579,149
300,720	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	303,187
3,871,000	Constellium SE, 144a, 3.750%, 4/15/29	3,637,891
2,562,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	2,391,498
1,202,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,187,487
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	3,476,716
2,330,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	2,201,890
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	844,236
4,514,000	OCI NV (Netherlands), 144a, 6.700%, 3/16/33	4,997,000
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	4,362,603
1,438,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,406,282
2,614,000	Tronox, Inc., 144a, 4.625%, 3/15/29	2,255,897
3,086,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	2,790,933
2,100,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	2,086,795
		48,246,528
	Health Care — 5.6%
2,033,000	1261229 BC Ltd., 144a, 10.000%, 4/15/32	2,051,298
2,056,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	1,994,100
8,867,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	8,733,822
5,148,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	4,659,843
Principal Amount		Market Value
	Corporate Bonds — 81.7% (Continued)
	Health Care — 5.6% (Continued)
$ 4,136,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	$ 3,976,217
500,000	Grifols SA (Spain), 144a, 3.875%, 10/15/28	562,661
2,271,000	HCA, Inc., 5.250%, 6/15/49	2,019,330
2,500,000	Laboratoire Eimer Selas (France), 144a, 5.000%, 2/1/29	2,697,064
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,631,860
2,182,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	2,325,678
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,302,978
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,768,790
4,077,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	3,922,877
3,000,000	Tenet Healthcare Corp., 5.125%, 11/1/27	2,996,089
		45,642,607
	Real Estate — 4.9%
2,190,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	2,324,930
5,137,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	4,992,490
27,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	26,931
293,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	305,264
2,374,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	2,321,980
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	340,594
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	667,180
4,621,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	4,540,337
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,484,467
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,125,642
1,495,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.000%, 10/15/27	1,380,716
1,738,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	1,817,562
238,000	Neinor Homes SA (Spain), 144a, 5.875%, 2/15/30	290,613
5,186,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	5,133,841
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29	739,846
6,375,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29	6,162,260
1,869,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 8.625%, 6/15/32	1,889,101
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,782,010
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,728,144
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	45,185
		40,099,093
	Information Technology — 4.7%
684,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	686,070
569,067	Asmodee Group AB (Sweden), 144a, 5.750%, 12/15/29	701,335
745,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	751,951
1,714,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	1,823,466
3,000,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	3,106,200
3,278,000	Elastic NV, 144a, 4.125%, 7/15/29	3,128,763
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	473,823
1,488,000	Entegris, Inc., 144a, 4.750%, 4/15/29	1,468,950
4,814,000	McAfee Corp., 144a, 7.375%, 2/15/30	4,548,271
5,454,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	5,276,536
2,021,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	1,910,124
4,833,000	PTC, Inc., 144a, 4.000%, 2/15/28	4,681,329

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.7% (Continued)
	Information Technology — 4.7% (Continued)
$ 440,000	Seagate HDD Cayman, 3.125%, 7/15/29	$ 397,480
350,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	349,825
4,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	4,497,465
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	4,093,149
		37,894,737
	Utilities — 3.5%
2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	3,014,842
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	1,062,580
4,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	4,167,272
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,482,664
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,774
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	707,715
3,844,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	3,922,664
2,703,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	2,618,213
630,000	Venture Global Plaquemines LNG LLC, 144a, 7.500%, 5/1/33	674,617
1,545,000	Venture Global Plaquemines LNG LLC, 144a, 7.750%, 5/1/35	1,672,447
3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	3,946,498
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,350,949
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	459,054
		28,093,289
	Total Corporate Bonds	$666,439,111
	Bank Loans — 8.6%(C)
	Information Technology — 2.3%
3,244,155	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 8.381%, 8/18/28	3,255,802
1,745,524	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 3.250%), 7.077%, 2/15/29	1,742,801
2,109,400	Cloud Software Group Inc., Incremental Term B, (1M SOFR + 3.750%), 8.049%, 3/24/31	2,112,522
1,089,231	Cloud Software Group Inc., Initial Dollar Term B Facility, (1M SOFR + 3.500%), 7.799%, 3/30/29	1,089,971
3,456,250	Dun & Bradstreet Corporation (The), Incremental Term B-2, (1M SOFR + 2.250%), 6.575%, 1/18/29	3,453,278
3,474,486	Quest Software US Holdings Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 8.680%, 2/01/29	1,913,434
5,307,549	VeriFone Systems Inc, 2025-1 Refinancing Term Loan, (1M SOFR + 5.614%), 10.211%, 8/18/28	4,953,270
		18,521,078
	Industrials — 1.3%
2,235,226	CP Atlas Buyer Inc., Term B Loan, (1M SOFR + 3.850%), 8.177%, 11/23/27	2,224,988
3,179,611	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 9.427%, 7/30/26	2,856,626
5,935,820	Pretium PKG Holdings Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), (3M SOFR + 4.600%), 8.158%, 10/02/28(D)	2,817,378
3,000,459	WEC Us Holdings Ltd., Initial Term Loan, (1M SOFR + 2.250%), 6.574%, 1/27/31	3,000,219
		10,899,211
	Consumer Discretionary — 1.3%
2,841,040	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, (1M SOFR + 3.000%), 7.324%, 7/31/28	2,835,159
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 7.111%, 7/28/28	1,381,227
1,000,000	Financiere Labeyrie Fine Foods, Facility B, (3M EURIBOR + 4.250%), 6.230%, 7/30/26	1,101,383
Principal Amount		Market Value
	Bank Loans — 8.6%(C) (Continued)
	Consumer Discretionary — (Continued)
$ 620,819	Froneri International Limited, Facility B4, (1M SOFR + 2.000%), 6.237%, 9/17/31	$ 613,450
3,523,091	LBM Acquisition LLC, First Lien Initial Term Loan, (1M SOFR + 3.850%), 8.177%, 12/17/27(D)	3,468,976
1,492,500	PG Polaris Bidco (Ursa Minor), Term Loan B, (3M SOFR + 3.000%), 7.046%, 3/26/31	1,495,485
		10,895,680
	Materials — 1.0%
4,361,744	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 8.421%, 11/24/27(D)	4,078,231
1,325,290	Flexsys Cayman Holdings, LP, First Out Term Loan, 10.578%, 8/30/29(D)	1,245,772
3,770,550	Flexsys Holdings Inc., Initial Term Loan, (3M SOFR + 5.512%), 9.811%, 11/01/28	1,929,278
439,124	SCIH Salt Holdings Inc, First Lien Incremental Term B-1 Loan, (1M SOFR + 3.000%), 7.280%, 10/31/29	438,939
		7,692,220
	Energy — 0.9%
4,732,015	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 7.522%, 11/16/26	4,712,282
2,339,138	Pasadena Performance Products LLC, Term B Loan, (3M SOFR + 3.500%), 7.796%, 2/27/32	2,348,401
900,086	PES Holdings LLC, Tranche C Loan, 15.000%, 6/30/25	4,500
288,331	Prairie ECI Acquiror LP, Term Loan B-3, (1M SOFR + 4.250%), 8.577%, 8/01/29	289,862
		7,355,045
	Communication Services — 0.7%
1,063,411	NEP Group Inc., Incremental PIK Term loan B, (3M SOFR + 4.262%), 10.094%, 8/19/26	962,386
3,981,775	NEP Group Inc., Term Loan PIK, 9.344%, 8/19/26	3,660,765
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 6.426%, 4/30/28	361,368
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 7.676%, 1/31/29	475,310
		5,459,829
	Health Care — 0.6%
4,185,618	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 8.399%, 10/01/27	4,025,518
1,143,981	Medline Borrower LP, Dollar Incremental Term Loan, (1M SOFR + 11.825%), 6.577%, 8/01/28	1,144,542
		5,170,060
	Financials — 0.5%
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 8.750%), 13.052%, 12/31/29	2,512,257
750,000	OID-OL Intermediate I LLC (AKA Quest Software US Holdings Inc), Initial 2nd out Term Loan, (2M SOFR + 4.400%), 8.733%, 2/01/29	625,313
668,030	OID-OL Intermediate I LLC, Initial First Out Term Loan, (2M SOFR + 6.000%), 10.333%, 2/01/29	686,401
		3,823,971
	Total Bank Loans	$69,817,094
	Asset-Backed Securities — 3.3%
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 10.321%, 7/17/37(E)	427,828
470,000	AIMCO CLO 23 Ltd. (Cayman Islands), Ser 2025-23A, Class SUB, 144a, 4/20/38(E)	436,016
250,000	Anchorage Capital CLO 33 Ltd. (Cayman Islands), Ser 2025-33A, Class E, 144a, (TSFR3M + 6.100%), 10/20/38(F)	250,000

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.3% (Continued)
$ 340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 12.304%, 1/23/31(E)	$ 147,152
520,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 8.427%, 7/25/37(E)	254,294
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 13.131%, 7/16/34(E)	235,669
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 17.402%, 4/18/35(E)	349,661
250,000	Barings CLO Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 6.700%), 11.026%, 4/20/38(F)	253,579
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 1/25/38(E)	517,900
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 13.636%, 7/20/34(E)	338,762
1,000,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 15.701%, 4/20/34(E)	556,579
500,000	Cedar Funding IX CLO Ltd. (Cayman Islands), Ser 2018-9A, Class ER, 144a, (TSFR3M + 7.530%), 11.799%, 7/20/37(F)	502,355
1,000,000	Cedar Funding X CLO Ltd. (Cayman Islands), Ser 2019-10A, Class ER2, 144a, (TSFR3M + 6.750%), 11.019%, 10/20/37(F)	1,005,779
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 5.940%, 7/15/33(E)	120,083
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 8.200%, 4/20/34(E)	401,995
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 11.118%, 10/15/34(F)	1,000,000
570,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 18.649%, 10/20/34(E)	356,430
383,333	CIFC Funding Ltd. (Cayman Islands), Ser 2021-5A, Class ER, 144a, (TSFR3M + 5.100%), 9.356%, 1/15/38(F)	377,805
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 10.891%, 1/23/35(F)	1,050,446
391,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-3A, Class SUB, 144a, 7/21/38(E)	334,384
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 4/24/38(E)	16,728
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 4/24/38(E)	546,600
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 14.100%, 4/20/35(E)	288,441
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 31.984%, 12/11/33(E)	1,314,540
250,000	Elmwood CLO 42 Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 6.500%), 10.784%, 3/31/38(F)	256,711
250,000	Elmwood CLO II Ltd. (Cayman Islands), Ser 2019-2A, Class ERR, 144a, (TSFR3M + 5.750%), 10.019%, 10/20/37(F)	250,371
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 13.863%, 1/20/34(E)	218,510
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 14.774%, 10/22/34(E)	254,690
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 9.640%, 10/22/34(E)	20,580
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.880%), 12.196%, 4/21/38(F)	262,123
900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 15.839%, 1/15/38(E)	749,556
Principal Amount		Market Value
	Asset-Backed Securities — 3.3% (Continued)
$ 625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 18.054%, 4/21/35(E)	$ 310,821
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 17.180%, 4/18/37(E)	142,180
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 17.180%, 4/18/37(E)	624,855
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)	1,407
2,383,335	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17A, Class SUB, 144a, 7/21/45(E)	356,034
250,000	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17X, Class SUB, 7/21/30(E)	37,346
2,174,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 6.288%, 1/15/33(E)	1,123,115
678,700	Madison Park Funding XXX Ltd. (Cayman Islands), Ser 2018-30A, Class SUB, 144a, 1.135%, 7/16/27(E)	337,674
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 13.367%, 7/23/37(E)	238,318
638,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 19.594%, 4/15/37(E)	339,562
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 17.421%, 7/17/34(E)	274,129
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class E, 144a, (TSFR3M + 6.500%), 10.802%, 7/15/38(F)	250,231
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 10.843%, 1/25/35(F)	1,000,147
534	OCP CLO 2018-15 Ltd. (Cayman Islands), 144a, (3M LIBOR + 0.000%), 4.854%, 7/20/31(F)	268,335
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2016-11A, Class ER3, 144a, (TSFR3M + 5.250%), 9.556%, 7/26/38(F)	250,000
250,000	Octagon 61 Ltd. (Cayman Islands), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.890%), 12.175%, 4/20/38(F)	261,845
1,166,666	Octagon 63 Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.500%), 10.769%, 7/20/37(F)	1,183,782
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 7.486%, 11/18/31(F)	250,702
283,333	OHA Credit Funding 3 Ltd. (Cayman Islands), Ser 2019-3A, Class ER2, 144a, (TSFR3M + 5.000%), 9.269%, 1/20/38(F)	280,505
730,000	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 6.583%, 4/23/37(E)	396,642
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 16.659%, 7/20/37(E)	233,913
1,443,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 0.891%, 1/15/38(E)	52,532
1,110,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 11.452%, 1/15/38(E)	652,627
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 0.302%, 4/20/34(E)	4,541
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 0.705%, 4/20/34(E)	10,587
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 15.466%, 4/20/34(E)	371,578
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 8.880%, 4/15/2123(E)	3,097,523

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.3% (Continued)
$ 250,000	Sixth Street CLO 29 Ltd. (Cayman Islands), Ser 2025-29A, Class SUB, 144a, 7/17/38(E)	$ 225,500
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class M, 144a, 0.289%, 10/15/37(F)(G)	18,202
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class SUB, 144a, 4.843%, 10/15/37(F)(G)	701,271
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.050%), 10.319%, 7/20/37(F)	252,544
140,479	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 6.250%), 10.547%, 7/15/38(F)	141,886
481,000	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class SUB, 144a, 7/15/38(E)	429,196
	Total Asset-Backed Securities	$27,215,097
Shares
	Common Stocks — 1.7%
	Utilities — 1.1%
480,457	Enviva, Inc./Private Equity*	9,068,626
	Information Technology — 0.4%
455,760	Avaya Holdings Corp.*	3,304,260
42,015	Avaya Holdings Corp., 1145 shares*	304,608
3,915	Avaya Holdings Corp., 144A shares*	28,384
2,011	Avaya Holdings Corp., A shares*	14,580
4,968	Avaya Holdings Corp., Reg S shares*	36,018
		3,687,850
	Industrials — 0.1%
165,897	Spirit Airlines LLC*	827,826
	Health Care — 0.1%
7,180	CHPPR Holdings, Inc.*	448,750
	Financials — 0.0%
1,389	SIXST SUB Warehouse(H)*	138,889
	Energy — 0.0%
14,309	AFG Holdings, Inc.*	143
187,384	Ascent Resources Marcellus Holdings, LLC(H)*	46,846
		46,989
	Total Common Stocks	$14,218,930
	Warrants — 0.1%
	Health Care — 0.1%
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	728,062
3,494	CHPPR Holdings, Inc. 1145 DOT Warrant*	218,375
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	39,796
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	7,070
		993,303
	Industrials — 0.0%
19,989	Spirit Airlines LLC*	102,444
	Total Warrants	$1,095,747
Principal Amount
Trade Claim — 0.0%
$ 1,000,000	Enviva, Inc., 9/1/26(H)	55,000
Number of Contracts		Notional Amount	MarketValue
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 08/25	$20,000	$ 19,800
	Total Purchased Options		$19,800
Shares
	Short-Term Investment Fund — 2.9%
23,364,969	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	23,364,969
	Total Long Positions—98.3% (Cost $798,240,639)	$802,225,748
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 08/25	$20,000	(11,200)
	Total Written Options (Premiums received $16,400)		$(11,200)
	Total Investment Securities—98.3%		$802,214,548
	Other Assets in Excess of Liabilities — 1.7%		13,914,062
	Net Assets — 100.0%		$816,128,610
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of June 30, 2025 was $2,693,311.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2025.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. Rate shown is the current yield as of June 30, 2025 and is based on income received over the trailing twelve months. The estimated yield may ultimately not be realized. If a position has no income over the trailing twelve months, a yield cannot be estimated.
(F)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(G)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(H)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $608,457,112 or 74.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$666,439,111	$—	$666,439,111
Bank Loans	—	69,817,094	—	69,817,094
Asset-Backed Securities	—	27,215,097	—	27,215,097
Common Stocks	—	14,033,195	185,735	14,218,930
Warrants	—	1,095,747	—	1,095,747
Trade Claim	—	—	55,000	55,000
Purchased Call Options
Equity contracts	19,800	—	—	19,800
Short-Term Investment Fund	23,364,969	—	—	23,364,969
Total Assets	$23,384,769	$778,600,244	$240,735	$802,225,748
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(18,221)	$—	$(18,221)
Written Call Options
Equity contracts	(11,200)	—	—	(11,200)
Foreign currency exchange contracts	—	(267,280)	—	(267,280)
Total Liabilities	$(11,200)	$(285,501)	$—	$(296,701)
Total	$23,373,569	$778,314,743	$240,735	$801,929,047

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Payment Frequency	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	Quarterly	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(42,021)	$(23,800)	$(18,221)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	7/16/2025	USD	14,222,120	EUR	12,267,428	$(244,265)
Wells Fargo	7/16/2025	USD	2,228,571	GBP	1,640,199	(23,015)
						$(267,280)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Information Technology — 24.4%
67,702	Accenture PLC - Class A	$ 20,235,451
131,226	Analog Devices, Inc.	31,234,413
210,715	Apple, Inc.	43,232,397
299,866	Broadcom, Inc.	82,658,063
531,981	Cisco Systems, Inc.	36,908,842
478,330	Intel Corp.	10,714,592
129,684	International Business Machines Corp.	38,228,249
38,907	KLA Corp.	34,850,556
287,053	Microchip Technology, Inc.	20,199,920
178,414	Micron Technology, Inc.	21,989,525
214,161	Microsoft Corp.	106,525,823
185,861	Oracle Corp.	40,634,790
173,669	QUALCOMM, Inc.	27,658,525
71,218	Salesforce, Inc.	19,420,436
183,352	Texas Instruments, Inc.	38,067,542
		572,559,124
	Financials — 16.3%
69,566	Arthur J Gallagher & Co.	22,269,468
824,278	Bank of America Corp.	39,004,835
32,192	Blackrock, Inc.	33,777,456
349,067	Charles Schwab Corp. (The)	31,848,873
260,085	Citigroup, Inc.	22,138,435
55,649	Goldman Sachs Group, Inc. (The)	39,385,580
91,923	JPMorgan Chase & Co.	26,649,397
138,873	Morgan Stanley	19,561,651
143,592	Principal Financial Group, Inc.	11,405,513
136,847	T Rowe Price Group, Inc.	13,205,736
531,357	Truist Financial Corp.	22,843,037
649,358	US Bancorp	29,383,449
96,989	Visa, Inc. - Class A	34,435,944
470,545	Wells Fargo & Co.	37,700,065
		383,609,439
	Health Care — 10.1%
89,418	AbbVie, Inc.	16,597,769
40,227	Amgen, Inc.	11,231,781
130,742	Becton Dickinson & Co.	22,520,310
373,817	Bristol-Myers Squibb Co.	17,303,989
320,466	CVS Health Corp.	22,105,745
15,808	Eli Lilly & Co.	12,322,810
265,117	Johnson & Johnson	40,496,622
390,917	Medtronic PLC	34,076,235
241,502	Merck & Co., Inc.	19,117,298
787,667	Pfizer, Inc.	19,093,048
69,658	UnitedHealth Group, Inc.	21,731,206
		236,596,813
	Industrials — 10.0%
160,520	3M Co.	24,437,565
71,594	Automatic Data Processing, Inc.	22,079,590
79,291	Caterpillar, Inc.	30,781,559
37,672	Deere & Co.	19,155,835
51,448	Lockheed Martin Corp.	23,827,627
149,728	Paychex, Inc.	21,779,435
189,519	RTX Corp.	27,673,564
563,860	Southwest Airlines Co.	18,291,618
363,808	Stanley Black & Decker, Inc.	24,647,992
95,500	Union Pacific Corp.	21,972,640
		234,647,425
	Communication Services — 8.8%
104,245	Alphabet, Inc. - Class C	18,492,021
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Communication Services — 8.8% (Continued)
1,047,865	AT&T, Inc.	$ 30,325,213
788,916	Comcast Corp. - Class A	28,156,412
327,501	Fox Corp. - Class A	18,353,156
52,733	Meta Platforms, Inc. - Class A	38,921,700
193,492	Omnicom Group, Inc.	13,919,814
659,576	Verizon Communications, Inc.	28,539,853
243,973	Walt Disney Co. (The)	30,255,092
		206,963,261
	Consumer Discretionary — 7.7%
4,831	Booking Holdings, Inc.	27,967,818
103,598	Home Depot, Inc. (The)	37,983,171
458,164	Las Vegas Sands Corp.	19,934,716
90,021	McDonald's Corp.	26,301,435
219,319	NIKE, Inc. - Class B	15,580,422
267,703	Starbucks Corp.	24,529,626
555,468	VF Corp.	6,526,749
148,722	Yum! Brands, Inc.	22,037,626
		180,861,563
	Consumer Staples — 6.6%
112,634	Constellation Brands, Inc. - Class A	18,323,299
146,835	Dollar General Corp.	16,794,987
177,371	PepsiCo, Inc.	23,420,067
206,055	Philip Morris International, Inc.	37,528,797
128,961	Procter & Gamble Co. (The)	20,546,067
308,829	Sysco Corp.	23,390,708
161,101	Target Corp.	15,892,614
		155,896,539
	Energy — 4.8%
208,123	Chevron Corp.	29,801,132
302,142	Exxon Mobil Corp.	32,570,908
883,172	Kinder Morgan, Inc.	25,965,257
111,240	Phillips 66	13,270,932
85,995	Valero Energy Corp.	11,559,448
		113,167,677
	Utilities — 4.0%
205,584	Duke Energy Corp.	24,258,912
252,809	Entergy Corp.	21,013,484
331,163	NextEra Energy, Inc.	22,989,336
274,300	Southern Co. (The)	25,188,969
		93,450,701
	Materials — 3.5%
64,120	Air Products & Chemicals, Inc.	18,085,687
341,378	DuPont de Nemours, Inc.	23,415,117
279,162	International Flavors & Fragrances, Inc.	20,532,365
44,928	Linde PLC	21,079,319
		83,112,488
	Real Estate — 2.7%
236,685	Alexandria Real Estate Equities, Inc. REIT	17,190,432
154,044	American Tower Corp. REIT	34,046,805
82,108	Simon Property Group, Inc. REIT	13,199,682
		64,436,919
	Total Common Stocks	$2,325,301,949

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.2%
27,263,791	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	$ 27,263,791
	Total Investment Securities—100.1% (Cost $1,993,022,197)	$2,352,565,740
	Liabilities in Excess of Other Assets — (0.1%)	(1,889,685)
	Net Assets — 100.0%	$2,350,676,055
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,325,301,949	$—	$—	$2,325,301,949
Short-Term Investment Fund	27,263,791	—	—	27,263,791
Total	$2,352,565,740	$—	$—	$2,352,565,740
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 97.7%
	Industrials — 14.7%
$ 182,000	Bombardier, Inc. (Canada), 144a, 6.750%, 6/15/33	$ 188,592
580,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	609,194
778,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	771,147
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,103,495
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	572,893
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	651,605
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	886,781
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	629,832
308,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	318,161
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,124,448
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,104,008
1,000,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 8/15/26	998,278
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	945,848
84,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	86,676
856,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	834,981
678,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	718,780
1,160,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	1,043,540
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,108,926
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	980,519
210,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	215,227
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	525,066
289,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	299,941
		15,717,938
	Energy — 14.7%
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,026,328
259,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	269,862
187,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	198,141
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	488,387
79,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	80,202
1,692,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,671,877
361,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	375,756
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,088,749
1,500,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.555%, 11/1/66(A)	1,493,506
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	251,616
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	472,598
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	408,665
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	195,419
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	535,357
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	232,724
513,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	516,675
750,000	Murphy Oil Corp., 6.000%, 10/1/32	715,070
Principal Amount		Market Value
	Corporate Bonds — 97.7% (Continued)
	Energy — 14.7% (Continued)
$ 923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	$ 887,375
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	371,229
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,018,275
524,000	SM Energy Co., 144a, 7.000%, 8/1/32	516,321
809,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	831,475
500,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	514,421
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,018,822
526,000	Venture Global LNG, Inc., 144a, 9.000%(B)	511,780
		15,690,630
	Communication Services — 13.4%
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	187,650
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	426,620
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	370,532
518,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	538,073
1,010,000	Cable One, Inc., 1.125%, 3/15/28	770,128
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,772,811
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	654,102
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	328,674
386,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	343,627
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	248,507
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	255,026
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	590,565
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	531,451
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	190,308
518,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	510,577
182,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	181,274
428,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	415,005
906,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	675,218
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	383,325
302,298	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	307,534
1	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(C)	1
1	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	1
230,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	232,783
923,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	882,763
258,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	261,805
770,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	770,253
262,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 7.750%, 4/15/32	272,268
1,060,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,131,550
1,116,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	1,041,975
		14,274,406
	Financials — 13.2%
1,260,000	Air Lease Corp., Ser B, 4.650%(B)	1,252,737
1,572,000	Allstate Corp. (The), Ser B, 7.526%, 8/15/53(A)	1,572,657
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	1,001,403
312,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	316,536
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	795,865
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	326,989
311,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	321,840
121,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	129,886
848,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	880,801

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.7% (Continued)
	Financials — 13.2% (Continued)
$ 922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	$ 975,630
767,000	HUB International Ltd., 144a, 7.375%, 1/31/32	802,534
1,028,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	1,067,727
707,000	Navient Corp., 5.000%, 3/15/27	703,850
121,000	Navient Corp., 7.875%, 6/15/32	126,437
315,000	OneMain Finance Corp., 3.875%, 9/15/28	301,790
228,000	OneMain Finance Corp., 4.000%, 9/15/30	210,305
182,000	OneMain Finance Corp., 6.625%, 5/15/29	186,948
394,000	OneMain Finance Corp., 7.500%, 5/15/31	411,558
370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	355,628
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	405,960
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	210,257
964,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	994,072
171,000	Rocket Cos., Inc., 144a, 6.125%, 8/1/30	174,167
182,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	186,056
438,000	SBL Holdings, Inc., 144a, 9.508%(B)	437,459
		14,149,092
	Consumer Discretionary — 11.3%
549,000	Carnival Corp., 144a, 5.875%, 6/15/31	559,294
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,170,708
521,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	553,574
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	967,201
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	1,297,244
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	721,007
365,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	347,736
691,000	LGI Homes, Inc., 144a, 8.750%, 12/15/28	718,191
387,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	311,470
988,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	1,017,296
500,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	503,728
1,151,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,142,368
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	573,249
1,030,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	1,071,022
1,068,000	Wynn Macau Ltd. (Macao), 144a, 5.500%, 10/1/27	1,065,561
		12,019,649
	Consumer Staples — 8.5%
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,085,932
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	554,900
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	191,006
121,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	126,621
0	Chobani Holdco II LLC, (9.500% PIK), 144a, 8.750%, 10/1/29(C)	0
1,043,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	1,088,835
1,075,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	1,044,211
306,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	306,497
529,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	512,834
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,118,954
1,158,000	TreeHouse Foods, Inc., 4.000%, 9/1/28	1,055,980
Principal Amount		Market Value
	Corporate Bonds — 97.7% (Continued)
	Consumer Staples — 8.5% (Continued)
$1,162,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	$ 1,216,605
742,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	782,358
		9,084,733
	Utilities — 7.6%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,148,042
488,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	488,108
500,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	526,219
1,033,000	Edison International, 7.875%, 6/15/54	979,652
714,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.451%, 4/30/43(A)	710,479
1,110,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.620%, 10/1/66(A)	1,031,974
529,000	PacifiCorp, 7.375%, 9/15/55	548,520
1,022,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 7.222%, 3/30/67(A)	1,016,703
594,000	Sempra, 4.125%, 4/1/52	571,160
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,062,539
		8,083,396
	Health Care — 5.7%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	557,772
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	278,396
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	329,618
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,198,479
850,000	DaVita, Inc., 144a, 6.750%, 7/15/33	879,363
515,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	515,138
288,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	306,964
122,000	LifePoint Health, Inc., 144a, 11.000%, 10/15/30	134,548
551,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 4.125%, 4/30/28	529,945
295,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 5.125%, 4/30/31	256,737
1,123,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,108,778
		6,095,738
	Materials — 3.7%
998,000	Celanese US Holdings LLC, 6.629%, 7/15/32	1,045,512
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	767,192
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,033,460
1,138,000	Novelis Corp., 144a, 4.750%, 1/30/30	1,090,512
		3,936,676
	Information Technology — 3.5%
257,000	CACI International, Inc., 144a, 6.375%, 6/15/33	264,918
1,025,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	833,507
484,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	514,911
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,127,335
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	421,994
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	542,610
		3,705,275
	Real Estate — 1.4%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,148,855
91,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	89,759
243,000	XHR LP REIT, 144a, 6.625%, 5/15/30	247,580
		1,486,194
	Total Corporate Bonds	$104,243,727

Touchstone High Yield Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 1.2%
1,334,993	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	$ 1,334,993
	Total Investment Securities—98.9% (Cost $106,497,823)	$105,578,720
	Other Assets in Excess of Liabilities — 1.1%	1,162,056
	Net Assets — 100.0%	$106,740,776
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $81,372,526 or 76.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$104,243,727	$—	$104,243,727
Short-Term Investment Fund	1,334,993	—	—	1,334,993
Total	$1,334,993	$104,243,727	$—	$105,578,720
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	Industrials — 26.5%
2,273,350	AerCap Holdings NV (Ireland)	$ 265,981,950
2,178,129	Allison Transmission Holdings, Inc.	206,900,474
1,428,282	Armstrong World Industries, Inc.	232,010,128
3,130,316	Copart, Inc.*	153,604,606
327,316	Lennox International, Inc.	187,630,624
601,071	Old Dominion Freight Line, Inc.	97,553,823
1,916,280	Otis Worldwide Corp.	189,750,046
648,679	UniFirst Corp.	122,094,361
		1,455,526,012
	Financials — 15.9%
4,475,274	Ally Financial, Inc.	174,311,922
934,337	Cincinnati Financial Corp.	139,141,466
2,493,543	Fidelity National Information Services, Inc.	202,999,336
1,011,701	M&T Bank Corp.	196,259,877
2,594,708	Moelis & Co. - Class A	161,702,202
		874,414,803
	Materials — 11.5%
946,240	AptarGroup, Inc.	148,020,323
2,606,609	Ball Corp.	146,204,699
237,792	NewMarket Corp.	164,280,981
666,533	Vulcan Materials Co.	173,845,137
		632,351,140
	Consumer Discretionary — 10.5%
2,291,208	Churchill Downs, Inc.	231,412,008
458,241	Pool Corp.	133,568,087
3,058,897	Tempur Sealy International, Inc.	208,157,941
		573,138,036
	Information Technology — 9.7%
1,892,475	Amphenol Corp. - Class A	186,881,906
2,332,861	Entegris, Inc.	188,145,240
952,188	Keysight Technologies, Inc.*	156,025,526
		531,052,672
	Consumer Staples — 9.5%
1,237,841	Brown-Forman Corp. - Class B	33,310,301
2,624,467	Dollar Tree, Inc.*	259,927,212
1,707,991	Lamb Weston Holdings, Inc.	88,559,333
1,267,599	Post Holdings, Inc.*	138,206,319
		520,003,165
Shares		Market Value
	Common Stocks — 97.1% (Continued)
	Health Care — 7.9%
2,541,148	Bruker Corp.	$ 104,695,298
767,703	STERIS PLC	184,417,615
404,290	Waters Corp.*	141,113,381
		430,226,294
	Real Estate — 5.6%
1,136,675	CBRE Group, Inc. - Class A*	159,270,901
1,458,041	Crown Castle, Inc. REIT	149,784,552
		309,055,453
	Total Common Stocks	$5,325,767,575
	Short-Term Investment Fund — 3.0%
164,782,035	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	164,782,035
	Total Investment Securities—100.1% (Cost $4,017,866,650)	$5,490,549,610
	Liabilities in Excess of Other Assets — (0.1%)	(4,206,467)
	Net Assets — 100.0%	$5,486,343,143
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,325,767,575	$—	$—	$5,325,767,575
Short-Term Investment Fund	164,782,035	—	—	164,782,035
Total	$5,490,549,610	$—	$—	$5,490,549,610
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Financials — 18.6%
62,158	Allstate Corp. (The)	$ 12,513,027
202,165	Ally Financial, Inc.	7,874,327
119,988	American International Group, Inc.	10,269,773
13,299	Ameriprise Financial, Inc.	7,098,075
32,364	Evercore, Inc. - Class A	8,738,927
542,280	First Horizon Corp.	11,496,336
63,123	Pinnacle Financial Partners, Inc.	6,969,410
61,199	Reinsurance Group of America, Inc.	12,139,434
408,191	Starwood Property Trust, Inc. REIT	8,192,393
168,994	Webster Financial Corp.	9,227,072
31,081	Willis Towers Watson PLC	9,526,327
		104,045,101
	Industrials — 18.5%
98,686	AerCap Holdings NV (Ireland)	11,546,262
57,354	Clean Harbors, Inc.*	13,259,098
38,291	Dover Corp.	7,016,060
188,877	Genpact Ltd.	8,312,477
86,193	Hexcel Corp.	4,869,043
27,398	L3Harris Technologies, Inc.	6,872,514
39,118	Leidos Holdings, Inc.	6,171,256
11,378	Parker-Hannifin Corp.	7,947,192
84,750	Regal Rexnord Corp.	12,285,360
16,664	Snap-on, Inc.	5,185,503
61,842	WESCO International, Inc.	11,453,138
42,295	Westinghouse Air Brake Technologies Corp.	8,854,458
		103,772,361
	Information Technology — 11.4%
91,318	Akamai Technologies, Inc.*	7,283,524
42,456	EPAM Systems, Inc.*	7,507,070
20,029	F5, Inc.*	5,894,935
85,391	Keysight Technologies, Inc.*	13,992,169
119,033	Lumentum Holdings, Inc.*	11,315,277
62,002	PTC, Inc.*	10,685,425
84,433	Qorvo, Inc.*	7,169,206
		63,847,606
	Utilities — 10.1%
202,333	CenterPoint Energy, Inc.	7,433,714
68,889	DTE Energy Co.	9,125,037
90,996	Entergy Corp.	7,563,588
113,588	Evergy, Inc.	7,829,621
205,377	NiSource, Inc.	8,284,908
83,306	WEC Energy Group, Inc.	8,680,485
113,904	Xcel Energy, Inc.	7,756,862
		56,674,215
	Health Care — 9.5%
31,240	Cencora, Inc.	9,367,314
99,963	Encompass Health Corp.	12,258,463
156,359	Envista Holdings Corp.*	3,055,255
129,124	Hologic, Inc.*	8,413,720
12,659	Humana, Inc.	3,094,872
39,251	Labcorp Holdings, Inc.	10,303,780
75,849	Zimmer Biomet Holdings, Inc.	6,918,187
		53,411,591
	Consumer Discretionary — 7.8%
191,500	Aramark	8,018,105
108,619	BorgWarner, Inc.	3,636,564
77,541	Columbia Sportswear Co.	4,736,204
188,880	Gentex Corp.	4,153,471
110,863	Hasbro, Inc.	8,183,907
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Consumer Discretionary — 7.8% (Continued)
215,951	LKQ Corp.	$ 7,992,347
185,568	Valvoline, Inc.*	7,027,460
		43,748,058
	Consumer Staples — 7.6%
11,929	Casey's General Stores, Inc.	6,087,011
26,597	Constellation Brands, Inc. - Class A	4,326,800
179,155	Darling Ingredients, Inc.*	6,797,141
45,178	Dollar Tree, Inc.*	4,474,429
46,300	Ingredion, Inc.	6,279,206
116,948	Lamb Weston Holdings, Inc.	6,063,754
155,876	Tyson Foods, Inc. - Class A	8,719,703
		42,748,044
	Real Estate — 5.8%
124,316	Agree Realty Corp. REIT	9,082,527
59,117	Alexandria Real Estate Equities, Inc. REIT	4,293,668
24,032	Essex Property Trust, Inc. REIT	6,810,669
277,138	Host Hotels & Resorts, Inc. REIT	4,256,839
53,509	Mid-America Apartment Communities, Inc. REIT	7,919,867
		32,363,570
	Energy — 5.1%
312,718	ChampionX Corp.	7,767,915
265,134	Coterra Energy, Inc.	6,729,101
49,960	Diamondback Energy, Inc.	6,864,504
533,588	Permian Resources Corp.	7,267,469
		28,628,989
	Materials — 4.0%
114,652	Axalta Coating Systems Ltd.*	3,404,018
121,115	Ball Corp.	6,793,340
34,888	Eagle Materials, Inc.	7,051,214
72,413	International Flavors & Fragrances, Inc.	5,325,976
		22,574,548
	Total Common Stocks	$551,814,083
	Short-Term Investment Fund — 1.6%
8,932,900	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	8,932,900
	Total Investment Securities—100.0% (Cost $421,784,660)	$560,746,983
	Other Assets in Excess of Liabilities — 0.0%	208,062
	Net Assets — 100.0%	$560,955,045
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$551,814,083	$—	$—	$551,814,083
Short-Term Investment Fund	8,932,900	—	—	8,932,900
Total	$560,746,983	$—	$—	$560,746,983
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	Canada — 10.0%
	Consumer Discretionary — 1.9%
15,191	Dollarama, Inc.	$ 2,140,405
	Information Technology — 8.1%
1,126	Constellation Software, Inc.	4,128,763
41,933	Shopify, Inc. - Class A*	4,836,972
	Total Canada	11,106,140
	Japan — 9.8%
	Consumer Staples — 3.2%
130,900	Ajinomoto Co., Inc.	3,550,423
	Industrials — 3.4%
39,900	Recruit Holdings Co. Ltd.	2,346,385
4,000	SMC Corp.	1,433,449
	Information Technology — 3.2%
8,900	Keyence Corp.	3,558,472
	Total Japan	10,888,729
	Switzerland — 9.6%
	Consumer Discretionary — 1.7%
36,127	On Holding AG - Class A*	1,880,410
	Health Care — 2.7%
20,378	Galderma Group AG	2,962,058
	Industrials — 2.3%
5,942	VAT Group AG, 144a	2,517,817
	Materials — 2.9%
11,980	Sika AG	3,259,566
	Total Switzerland	10,619,851
	United States — 8.5%
	Communication Services — 8.5%
30,626	Liberty Media Corp.-Liberty Formula One - Class C*	3,200,417
8,037	Spotify Technology SA*	6,167,111
	Total United States	9,367,528
	Brazil — 8.2%
	Consumer Discretionary — 6.1%
2,605	MercadoLibre, Inc.*	6,808,506
	Industrials — 2.1%
294,670	WEG SA	2,318,050
	Total Brazil	9,126,556
	Netherlands — 7.9%
	Financials — 4.2%
2,521	Adyen NV, 144a*	4,629,910
	Industrials — 1.9%
16,047	IMCD NV	2,158,247
	Information Technology — 1.8%
2,425	ASML Holding NV	1,943,371
	Total Netherlands	8,731,528
	India — 7.2%
	Consumer Discretionary — 1.8%
46,847	Titan Co. Ltd.	2,016,200
	Financials — 5.4%
230,430	Coforge Ltd.	2,516,608
145,755	HDFC Bank Ltd.	3,402,718
	Total India	7,935,526
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	Sweden — 6.1%
	Industrials — 3.8%
123,283	AddTech AB - Class B	$ 4,202,910
	Information Technology — 2.3%
249,669	Hexagon AB - Class B	2,516,563
	Total Sweden	6,719,473
	Singapore — 5.5%
	Communication Services — 5.5%
38,154	Sea Ltd. ADR*	6,102,351
	Taiwan — 5.3%
	Information Technology — 5.3%
25,830	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,850,237
	Italy — 4.8%
	Consumer Discretionary — 2.9%
6,499	Ferrari NV	3,189,319
	Health Care — 1.9%
85,948	Stevanato Group SpA	2,099,710
	Total Italy	5,289,029
	Germany — 4.4%
	Communication Services — 4.4%
39,477	CTS Eventim AG & Co. KGaA	4,908,992
	United Kingdom — 3.2%
	Consumer Discretionary — 3.2%
12,361	Flutter Entertainment PLC*	3,532,279
	Poland — 2.9%
	Consumer Staples — 2.9%
21,814	Dino Polska SA, 144a*	3,187,736
	Denmark — 2.2%
	Consumer Discretionary — 2.2%
14,032	Pandora A/S	2,472,374
	Australia — 1.1%
	Health Care — 1.1%
6,773	Pro Medicus Ltd.	1,267,463
	Total Common Stocks	$107,105,792
	Short-Term Investment Fund — 3.7%
4,156,647	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	4,156,647
	Total Investment Securities — 100.4% (Cost $80,856,828)	$111,262,439
	Liabilities in Excess of Other Assets — (0.4)%	(446,971)
	Net Assets — 100.0%	$110,815,468
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $10,335,463 or 9.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$11,106,140	$—	$—	$11,106,140
Japan	—	10,888,729	—	10,888,729
Switzerland	1,880,410	8,739,441	—	10,619,851
United States	9,367,528	—	—	9,367,528
Brazil	9,126,556	—	—	9,126,556
Netherlands	1,943,371	6,788,157	—	8,731,528
India	—	7,935,526	—	7,935,526
Sweden	—	6,719,473	—	6,719,473
Singapore	6,102,351	—	—	6,102,351
Taiwan	5,850,237	—	—	5,850,237
Italy	5,289,029	—	—	5,289,029
Germany	—	4,908,992	—	4,908,992
United Kingdom	3,532,279	—	—	3,532,279
Poland	—	3,187,736	—	3,187,736
Denmark	—	2,472,374	—	2,472,374
Australia	—	1,267,463	—	1,267,463
Short-Term Investment Fund	4,156,647	—	—	4,156,647
Total	$58,354,548	$52,907,891	$—	$111,262,439
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.2%
	Information Technology — 45.7%
127,037	AppLovin Corp. - Class A*	$ 44,473,113
202,509	Atlassian Corp. - Class A*	41,127,553
298,370	Broadcom, Inc.	82,245,690
301,890	Cloudflare, Inc. - Class A*	59,119,119
436,631	Datadog, Inc. - Class A*	58,652,642
421,349	Microsoft Corp.	209,583,206
2,112,910	NVIDIA Corp.	333,818,651
1,860,368	Samsara, Inc. - Class A*	74,005,439
109,001	ServiceNow, Inc.*	112,061,748
523,329	Shopify, Inc. (Canada) - Class A*	60,366,000
295,206	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	66,861,207
		1,142,314,368
	Communication Services — 18.0%
210,989	Meta Platforms, Inc. - Class A	155,728,871
60,692	Netflix, Inc.*	81,274,478
575,312	ROBLOX Corp. - Class A*	60,522,822
543,243	Sea Ltd. (Singapore) ADR*	86,886,286
84,864	Spotify Technology SA*	65,119,542
		449,531,999
	Financials — 13.9%
164,513	Arthur J Gallagher & Co.	52,663,901
908,697	Block, Inc.*	61,727,787
458,424	Intercontinental Exchange, Inc.	84,107,051
5,798,604	NU Holdings Ltd. (Brazil) - Class A*	79,556,847
196,792	Visa, Inc. - Class A	69,871,000
		347,926,586
	Consumer Discretionary — 12.8%
894,554	Amazon.com, Inc.*	196,256,202
143,887	Carvana Co.*	48,484,164
305,099	DoorDash, Inc. - Class A*	75,209,954
		319,950,320
	Health Care — 4.3%
909,153	DexCom, Inc.*	79,359,966
744,631	Ultragenyx Pharmaceutical, Inc.*	27,074,783
		106,434,749
Shares		Market Value
	Common Stocks — 97.2% (Continued)
	Industrials — 1.6%
48,810	Axon Enterprise, Inc.*	$ 40,411,751
	Energy — 0.9%
1,488,112	Venture Global, Inc. - Class A	23,184,785
	Total Common Stocks	$2,429,754,558
	Short-Term Investment Fund — 2.9%
71,408,214	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	71,408,214
	Total Investment Securities—100.1% (Cost $1,495,996,766)	$2,501,162,772
	Liabilities in Excess of Other Assets — (0.1%)	(2,566,462)
	Net Assets — 100.0%	$2,498,596,310
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,429,754,558	$—	$—	$2,429,754,558
Short-Term Investment Fund	71,408,214	—	—	71,408,214
Total	$2,501,162,772	$—	$—	$2,501,162,772
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 26.1%
87,116	Armstrong World Industries, Inc.	$ 14,151,123
130,931	Atkore, Inc.	9,237,182
74,277	Casella Waste Systems, Inc. - Class A*	8,570,080
442,743	Gates Industrial Corp. PLC*	10,196,371
68,266	Landstar System, Inc.	9,490,340
288,118	Marten Transport Ltd.	3,742,653
75,505	Matson, Inc.	8,407,482
31,905	UniFirst Corp.	6,005,159
		69,800,390
	Information Technology — 17.4%
263,022	ACI Worldwide, Inc.*	12,075,340
172,764	CTS Corp.	7,361,474
271,143	DoubleVerify Holdings, Inc.*	4,059,011
87,976	ePlus, Inc.*	6,343,070
48,665	Qualys, Inc.*	6,952,768
264,790	Vontier Corp.	9,770,751
		46,562,414
	Financials — 15.3%
264,704	Atlantic Union Bankshares Corp.	8,279,941
46,920	Hanover Insurance Group, Inc. (The)	7,970,300
171,730	Moelis & Co. - Class A	10,702,214
7,779	White Mountains Insurance Group Ltd.	13,968,906
		40,921,361
	Consumer Discretionary — 11.5%
130,845	Acushnet Holdings Corp.	9,528,133
7,692	Graham Holdings Co. - Class B	7,277,940
18,527	Murphy USA, Inc.	7,536,783
329,198	Revolve Group, Inc.*	6,600,420
		30,943,276
	Consumer Staples — 8.3%
61,367	Interparfums, Inc.	8,058,101
45,518	Marzetti Company (The)	7,864,145
60,489	PriceSmart, Inc.	6,353,764
		22,276,010
	Real Estate — 7.0%
252,811	Alexander & Baldwin, Inc. REIT	4,507,620
318,363	Essential Properties Realty Trust, Inc. REIT	10,158,963
82,634	First Industrial Realty Trust, Inc. REIT	3,977,175
		18,643,758
Shares		Market Value
	Common Stocks — 98.0% (Continued)
	Materials — 6.4%
141,206	Ingevity Corp.*	$ 6,084,566
15,102	NewMarket Corp.	10,433,368
86,749	Tredegar Corp.*	763,391
		17,281,325
	Health Care — 6.0%
472,900	Certara, Inc.*	5,532,930
140,905	Enovis Corp.*	4,418,781
83,259	Haemonetics Corp.*	6,211,954
		16,163,665
	Total Common Stocks	$262,592,199
	Short-Term Investment Fund — 2.0%
5,190,871	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	5,190,871
	Total Investment Securities—100.0% (Cost $230,614,304)	$267,783,070
	Other Assets in Excess of Liabilities — 0.0%	117,618
	Net Assets — 100.0%	$267,900,688
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$262,592,199	$—	$—	$262,592,199
Short-Term Investment Fund	5,190,871	—	—	5,190,871
Total	$267,783,070	$—	$—	$267,783,070
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Financials — 27.5%
112,924	Associated Banc-Corp.	$ 2,754,216
74,263	Chimera Investment Corp. REIT	1,030,028
11,248	City Holding Co.	1,376,980
137,340	Columbia Banking System, Inc.	3,211,009
29,308	First American Financial Corp.	1,799,218
160,876	First Horizon Corp.	3,410,571
98,508	First Interstate BancSystem, Inc. - Class A	2,839,001
14,335	Hanover Insurance Group, Inc. (The)	2,435,087
41,510	Independent Bank Corp.	2,610,356
88,300	MGIC Investment Corp.	2,458,272
66,651	National Bank Holdings Corp. - Class A	2,506,744
38,822	NMI Holdings, Inc. - Class A*	1,637,900
141,257	Old National Bancorp	3,014,424
30,353	Pinnacle Financial Partners, Inc.	3,351,275
112,727	Starwood Property Trust, Inc. REIT	2,262,431
51,281	Univest Financial Corp.	1,540,481
240,119	Valley National Bancorp	2,144,263
37,683	Voya Financial, Inc.	2,675,493
21,590	Westamerica BanCorp	1,045,820
35,000	Wintrust Financial Corp.	4,339,300
		48,442,869
	Industrials — 19.7%
6,474	CACI International, Inc. - Class A*	3,086,156
11,949	Clean Harbors, Inc.*	2,762,370
38,027	Enerpac Tool Group Corp.	1,542,375
16,851	Enpro, Inc.	3,227,809
115,179	Enviri Corp.*	999,754
46,143	ExlService Holdings, Inc.*	2,020,602
169,572	Gates Industrial Corp. PLC*	3,905,243
24,980	Hexcel Corp.	1,411,120
25,871	Huron Consulting Group, Inc.*	3,558,297
16,621	ITT, Inc.	2,606,672
31,594	Korn Ferry	2,316,788
11,597	Regal Rexnord Corp.	1,681,101
16,722	Standex International Corp.	2,616,659
8,948	Valmont Industries, Inc.	2,922,148
		34,657,094
	Information Technology — 9.1%
11,241	Belden, Inc.	1,301,708
66,902	Cohu, Inc.*	1,287,194
249,868	Harmonic, Inc.*	2,366,250
53,978	Lumentum Holdings, Inc.*	5,131,149
18,231	Rogers Corp.*	1,248,459
17,395	Silicon Laboratories, Inc.*	2,563,327
216,381	Viavi Solutions, Inc.*	2,178,957
		16,077,044
	Health Care — 8.4%
11,725	Addus HomeCare Corp.*	1,350,603
33,152	Encompass Health Corp.	4,065,430
46,441	Envista Holdings Corp.*	907,457
23,133	Globus Medical, Inc. - Class A*	1,365,310
55,420	Integra LifeSciences Holdings Corp.*	680,003
54,881	Option Care Health, Inc.*	1,782,535
47,417	Prestige Consumer Healthcare, Inc.*	3,786,247
29,148	QuidelOrtho Corp.*	840,045
		14,777,630
	Consumer Discretionary — 8.3%
16,574	Cheesecake Factory, Inc. (The)	1,038,527
17,706	Dorman Products, Inc.*	2,171,995
Shares		Market Value
	Common Stocks — 97.6% (Continued)
	Consumer Discretionary — 8.3% (Continued)
58,493	Gentex Corp.	$ 1,286,261
3,251	Group 1 Automotive, Inc.	1,419,744
13,006	Installed Building Products, Inc.	2,345,242
4,803	Murphy USA, Inc.	1,953,860
39,543	Steven Madden Ltd.	948,241
16,748	Urban Outfitters, Inc.*	1,214,900
45,887	Valvoline, Inc.*	1,737,741
15,771	YETI Holdings, Inc.*	497,102
		14,613,613
	Real Estate — 7.8%
39,637	Agree Realty Corp. REIT	2,895,879
73,750	COPT Defense Properties REIT	2,034,025
55,704	CTO Realty Growth, Inc. REIT	961,451
61,326	National Storage Affiliates Trust REIT	1,961,819
272,574	Newmark Group, Inc. - Class A	3,311,774
68,459	STAG Industrial, Inc. REIT	2,483,693
		13,648,641
	Materials — 4.6%
27,586	Axalta Coating Systems Ltd.*	819,028
30,037	Cabot Corp.	2,252,775
25,830	Ingevity Corp.*	1,113,015
10,897	Innospec, Inc.	916,329
83,135	O-I Glass, Inc.*	1,225,410
31,972	Silgan Holdings, Inc.	1,732,243
		8,058,800
	Energy — 4.5%
42,590	Cactus, Inc. - Class A	1,862,035
39,846	ChampionX Corp.	989,775
47,903	Civitas Resources, Inc.	1,318,290
123,997	Expro Group Holdings NV*	1,065,134
198,023	Permian Resources Corp.	2,697,073
		7,932,307
	Utilities — 3.9%
21,522	Black Hills Corp.	1,207,384
25,393	IDACORP, Inc.	2,931,622
36,287	Portland General Electric Co.	1,474,341
15,650	Spire, Inc.	1,142,293
		6,755,640
	Consumer Staples — 3.8%
13,607	Ingredion, Inc.	1,845,381
6,576	Marzetti Company (The)	1,136,135
10,682	MGP Ingredients, Inc.	320,140
27,501	Performance Food Group Co.*	2,405,512
50,087	TreeHouse Foods, Inc.*	972,690
		6,679,858
	Total Common Stocks	$171,643,496
	Exchange-Traded Fund — 1.5%
16,776	iShares Russell 2000 Value ETF	2,646,582

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.1%
1,968,399	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	$ 1,968,399
	Total Investment Securities—100.2% (Cost $157,431,164)	$176,258,477
	Liabilities in Excess of Other Assets — (0.2%)	(309,263)
	Net Assets — 100.0%	$175,949,214
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$171,643,496	$—	$—	$171,643,496
Exchange-Traded Fund	2,646,582	—	—	2,646,582
Short-Term Investment Fund	1,968,399	—	—	1,968,399
Total	$176,258,477	$—	$—	$176,258,477
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 45.0%
$ 2,001,472	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 5.169%, 7/20/31(A)	$ 2,000,399
2,717,963	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	2,724,607
10,911,080	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	11,044,668
883,567	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	884,591
1,764,605	American Credit Acceptance Receivables Trust, Ser 2023-3, Class C, 144a, 6.440%, 10/12/29	1,774,644
434,490	American Credit Acceptance Receivables Trust, Ser 2024-2, Class A, 144a, 5.900%, 2/12/27	434,719
11,575,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	11,711,261
6,228,933	American Credit Acceptance Receivables Trust, Ser 2025-2, Class A, 144a, 4.810%, 9/12/28	6,229,967
9,265,000	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	9,150,259
2,723,322	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	2,697,347
2,727,762	AmeriCredit Automobile Receivables Trust, Ser 2022-1, Class B, 2.770%, 4/19/27	2,717,499
777,273	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	778,787
1,962,912	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.897%, 3/25/36(A)	1,929,659
5,230,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	5,169,639
2,639,345	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.349%, 7/19/31(A)	2,639,356
8,007,000	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 5.541%, 7/24/35(A)	7,991,026
9,845,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	9,885,593
4,473,133	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.392%, 4/22/32(A)	4,471,062
1,822,333	CarNow Auto Receivables Trust, Ser 2023-1A, Class C, 144a, 7.240%, 9/15/26	1,823,188
3,638,255	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A1R2, 144a, (TSFR3M + 0.750%), 5.033%, 4/27/31(A)	3,633,700
4,995,000	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A2R2, 144a, (TSFR3M + 0.900%), 5.183%, 4/27/31(A)	4,962,862
6,002,380	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 5.269%, 10/21/31(A)	5,991,288
3,318,438	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	3,333,727
4,278,297	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	4,291,828
7,730,385	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	7,662,627
1,900,423	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 5.438%, 10/15/30(A)	1,901,848
9,061,675	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	9,042,139
5,021,750	Domino's Pizza Master Issuer LLC, Ser 2018-1A, Class A2I, 144a, 4.116%, 7/25/48	5,005,688
Principal Amount		Market Value
	Asset-Backed Securities — 45.0% (Continued)
$ 6,973,000	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 5.302%, 1/15/31(A)	$ 6,973,000
4,983,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 5.208%, 7/20/38(A)	4,983,000
7,700,000	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	7,632,898
3,976,983	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	3,908,859
1,047,361	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	1,037,720
2,162,455	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	2,162,779
6,440,000	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	6,493,737
1,004,980	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	934,342
84,005	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	84,882
5,267,000	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.574%, 4/20/33(A)	5,267,163
8,340,000	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.727%, 7/20/33(A)	8,340,000
1,624,099	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	1,631,611
2,127,041	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.496%, 11/22/31(A)	2,130,445
3,304,584	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	3,303,730
960,935	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	960,431
268,840	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	268,503
3,775,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	3,722,499
4,090,000	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	4,126,248
2,231,089	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class C, 144a, 5.340%, 6/15/28	2,233,359
6,725,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	6,818,623
3,876,197	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	3,922,344
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,917,778
755,749	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	736,533
944,686	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	933,930
2,531,675	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	2,531,931
4,034,558	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	4,040,563
8,090,000	HPEFS Equipment Trust, Ser 2023-2A, Class C, 144a, 6.480%, 1/21/31	8,161,572
5,725,000	HPEFS Equipment Trust, Ser 2023-2A, Class D, 144a, 6.970%, 7/21/31	5,816,499
4,593,615	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	4,601,912

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 45.0% (Continued)
$ 6,663,789	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 5.232%, 10/22/30(A)	$ 6,653,826
974,973	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.389%, 10/20/29(A)	975,154
3,148,250	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.156%, 1/15/38(A)	3,143,770
1,054,269	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 6.128%, 12/15/35(A)	1,054,928
6,969,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 8.028%, 12/15/35(A)	6,975,534
2,118,433	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	2,053,427
1,417,375	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	1,445,621
6,631,812	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 5.118%, 2/14/31(A)	6,631,533
1,307,293	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	1,302,871
3,640,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	3,644,644
1,944,325	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	1,943,740
1,805,775	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	1,815,472
3,502,357	OZLM IX Ltd. (Cayman Islands), Ser 2014-9A, Class A1A4, 144a, (TSFR3M + 1.200%), 5.469%, 10/20/31(A)	3,503,029
657,872	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 5.318%, 10/15/29(A)	657,880
11,115,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 0.000%, 7/15/33(A)	11,115,000
5,210,000	Post Road Equipment Finance LLC, Ser 2025-1A, Class A2, 144a, 4.900%, 5/15/31	5,238,301
3,448,000	Prestige Auto Receivables Trust, Ser 2025-1A, Class A2, 144a, 4.870%, 12/15/27	3,449,372
6,640,000	Prestige Auto Receivables Trust, Ser 2025-1A, Class B, 144a, 5.340%, 11/15/28	6,672,045
4,004,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 5.226%, 1/15/38(A)	3,998,302
816,608	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.561%, 4/20/31(A)	816,810
12,500,000	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	12,550,995
3,420,353	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	3,430,284
2,739,489	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	2,758,074
4,550,000	SCF Equipment Trust LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	4,559,321
1,652,716	Sierra Timeshare Receivables Funding LLC, Ser 2024-3A, Class B, 144a, 4.980%, 8/20/41	1,654,405
9,017,813	Taco Bell Funding LLC, Ser 2016-1A, Class A23, 144a, 4.970%, 5/25/46	9,017,206
1,161,790	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.434%, 10/25/48(A)	1,162,531
Principal Amount		Market Value
	Asset-Backed Securities — 45.0% (Continued)
$ 1,339,284	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	$ 1,329,044
5,675,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	5,647,010
625,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	622,894
3,375,000	Westlake Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.420%, 4/15/27	3,353,115
4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	4,990,497
4,169,442	Westlake Automobile Receivables Trust, Ser 2023-1A, Class B, 144a, 5.410%, 1/18/28	4,173,008
	Total Asset-Backed Securities	$368,900,512
	Corporate Bonds — 21.6%
	Financials — 7.0%
4,180,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.450%, 10/1/25	4,176,262
5,739,000	Ares Capital Corp., 3.875%, 1/15/26	5,708,844
6,383,000	Aviation Capital Group LLC, 144a, 4.875%, 10/1/25	6,379,663
3,956,000	Bank of Nova Scotia (The) (Canada), 4.500%, 12/16/25	3,954,010
3,950,000	Citibank NA, (SOFR + 0.708%), 5.069%, 8/6/26(A)	3,959,452
2,038,000	Comerica, Inc., 3.800%, 7/22/26	2,019,054
6,730,000	Fifth Third Bank NA, (SOFR + 0.810%), 5.165%, 1/28/28(A)	6,727,735
1,750,000	Huntington National Bank (The), 4.871%, 4/12/28	1,760,860
2,982,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 5.038%, 2/1/27(A)	2,928,630
5,845,000	Lloyds Banking Group PLC (United Kingdom), 4.582%, 12/10/25	5,839,185
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	2,955,820
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,498,995
8,000,000	Toronto-Dominion Bank (The) (Canada), (SOFR + 0.480%), 4.825%, 10/10/25(A)	8,005,231
		56,913,741
	Consumer Discretionary — 3.7%
7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	7,507,311
2,550,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.500%, 10/20/25	2,543,809
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,399,277
3,510,000	Hyundai Capital America, 144a, 5.500%, 3/30/26	3,531,585
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.985%, 7/31/26(A)	4,781,572
6,650,552	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	6,642,441
		30,405,995
	Energy — 3.0%
2,370,000	Gulfstream Natural Gas System LLC, 144a, 4.600%, 9/15/25	2,367,824
12,759,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	12,807,350
585,000	HF Sinclair Corp., 6.375%, 4/15/27	588,686
1,705,000	MPLX LP, 1.750%, 3/1/26	1,672,004
7,375,000	ONEOK, Inc., 5.000%, 3/1/26	7,380,790
		24,816,654
	Industrials — 1.8%
2,800,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	2,726,669
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,320,114

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 21.6% (Continued)
	Industrials — 1.8% (Continued)
$ 1,936,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.000%, 7/15/25	$ 1,935,554
6,276,000	Silgan Holdings, Inc., 144a, 1.400%, 4/1/26	6,106,420
		15,088,757
	Utilities — 1.7%
2,473,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	2,463,037
9,215,000	Evergy Metro, Inc., 4.491%	9,213,833
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,009,588
		13,686,458
	Materials — 1.1%
1,500,000	LYB International Finance III LLC, 1.250%, 10/1/25	1,486,864
7,800,000	Smurfit Kappa Treasury Funding DAC (Ireland), 7.500%, 11/20/25	7,883,164
		9,370,028
	Health Care — 1.1%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	4,012,630
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.845%, 7/15/26(A)	5,044,999
		9,057,629
	Real Estate — 1.1%
5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.047%, 4/16/27(A)	5,519,802
3,588,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	3,529,314
		9,049,116
	Consumer Staples — 0.6%
4,500,000	Transurban Finance Co. Pty Ltd. (Australia), 144a, 4.125%, 2/2/26	4,487,269
	Information Technology — 0.5%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,995,354
	Total Corporate Bonds	$176,871,001
	Commercial Mortgage-Backed Securities — 20.9%
6,301,558	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	6,369,545
1,447,321	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.779%, 12/16/36(A)	1,447,262
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 5.859%, 7/15/35(A)	8,140,743
1,500,000	BHMS, Ser 2018-ATLS, Class B, 144a, (TSFR1M + 1.797%), 6.109%, 7/15/35(A)	1,499,235
3,115,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 5.404%, 10/15/36(A)	3,113,053
980,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 5.624%, 2/15/39(A)	978,775
4,395,000	BX Trust, Ser 2021-ARIA, Class A, 144a, (TSFR1M + 1.014%), 5.326%, 10/15/36(A)	4,390,880
2,825,762	BX Trust, Ser 2021-SDMF, Class B, 144a, (TSFR1M + 0.852%), 5.164%, 9/15/34(A)	2,808,101
1,076,575	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 5.578%, 2/15/38(A)	1,069,805
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 5.828%, 2/15/38(A)	8,413,178
4,958,491	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 5.209%, 11/15/34(A)	4,763,433
8,835,000	CFCRE Commercial Mortgage Trust, Ser 2016-C3, Class A3, 3.865%, 1/10/48	8,788,918
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.9% (Continued)
$ 2,667,163	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A3, 3.014%, 5/10/58	$ 2,649,090
2,098,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A4, 3.283%, 5/10/58	2,076,107
7,300,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	7,184,553
6,235,000	Citigroup Commercial Mortgage Trust, Ser 2015-P1, Class AS, 4.033%, 9/15/48(A)(B)	6,219,606
2,137,450	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	2,109,602
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)(D)	0
1,417,467	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.760%, 6/10/47(A)(B)(C)	23
8,724,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	8,687,637
1,987,734	CSAIL Commercial Mortgage Trust, Ser 2015-C3, Class A4, 3.718%, 8/15/48	1,979,894
5,744,557	CSAIL Commercial Mortgage Trust, Ser 2015-C4, Class A4, 3.808%, 11/15/48	5,721,952
4,228,168	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class A5, 3.757%, 11/15/48	4,206,216
4,700,000	CSAIL Commercial Mortgage Trust, Ser 2016-C7, Class A5, 3.502%, 11/15/49	4,627,145
638,069	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 5.194%, 7/15/32(A)	633,363
3,410,732	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 5.309%, 12/15/30(A)	3,400,655
2,787,615	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.806%, 7/15/38(A)	2,788,486
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	521,026
48	GS Mortgage Securities Trust, Ser 2015-GC34, Class AAB, 3.278%, 10/10/48	48
2,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 5.576%, 10/15/36(A)	2,481,250
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	984,066
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,027,000
6,148,663	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 5.380%, 8/15/38(A)	6,079,491
3,190,000	Lstar Commercial Mortgage Trust, Ser 2016-4, Class AS, 144a, 3.188%, 3/10/49	3,141,341
7,468,874	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 6.468%, 6/19/37(A)	7,471,209
6,764,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Class A4, 3.753%, 12/15/47	6,734,593
6,124,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	6,039,809
7,245,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	7,064,710
3,000,000	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	2,981,477
8,406,728	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	8,192,288
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 5.209%, 8/15/33(A)	4,625,684
862,450	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	849,004

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.9% (Continued)
$ 1,100,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Class AS, 3.972%, 9/15/57(A)(B)	$ 1,093,923
7,663,519	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	7,566,176
	Total Commercial Mortgage-Backed Securities	$170,920,352
	Commercial Paper — 8.9%
4,150,000	Catholic Health Initiatives, 4.718%, 7/7/25(E)	4,146,062
10,000,000	Dairy Farmers of America, 4.521%, 7/1/25(E)	9,998,733
5,850,000	Eaton Capital Unlimited Co., 4.531%, 7/1/25(E)	5,849,257
23,700,000	Energy Transfer LP, 4.551%, 7/1/25(E)	23,696,997
3,800,000	JM Smucker Co., 4.551%, 7/1/25(E)	3,799,519
12,600,000	Montana-Dakota Utilities Co., 4.601%, 7/1/25(E)	12,598,400
2,000,000	Northwest Natural Holding Co., 4.741%, 7/21/25(E)	1,994,423
500,000	Northwest Natural Holding Co., 4.781%, 8/27/25(E)	496,130
2,016,000	Northwest Natural Holding Co., 4.784%, 8/20/25(E)	2,002,270
4,000,000	NWNHUS, 4.683%, 7/10/25(E)	3,994,734
4,715,000	Rockwell Automation, Inc., 4.441%, 7/1/25(E)	4,714,439
	Total Commercial Paper	$73,290,964
	Non-Agency Collateralized Mortgage Obligations — 5.6%
390,295	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.547%, 4/25/33(A)(B)††	393,325
90,800	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	75,590
4,654,798	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	4,552,715
213,587	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	212,744
276	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	276
6,124,058	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	6,024,092
1,008,278	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 6.309%, 10/25/33(A)(B)	1,012,173
41,834	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.794%, 6/25/36(A)(B)	28,856
1,536,894	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 4.970%, 10/25/49(A)(B)	1,573,517
11,867	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.395%, 12/25/34(A)(B)	11,604
9,950	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.434%, 12/25/32(A)	9,972
1,746,374	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	1,728,036
2,915,608	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.804%, 6/25/56(A)(B)	2,881,376
180,436	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	154,337
6,239,790	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,926,863
969,833	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.503%, 6/25/43(A)(B)	941,063
937,305	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	883,027
3,405,779	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	3,283,724
1,983,868	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.750%, 11/25/60(A)(B)	1,960,273
61,454	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	61,243
3,927,753	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	3,866,384
5,457,383	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	5,412,121
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.6% (Continued)
$ 933,832	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	$ 926,376
1,750,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	1,719,151
2,698,227	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	2,610,001
	Total Non-Agency Collateralized Mortgage Obligations	$46,248,839
	Municipal Bonds — 0.7%
	Other Territory — 0.6%
725,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 5/15/56(A)(B)	725,000
1,745,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 12/15/25(A)(B)	1,745,000
1,000,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 6/30/28(A)(B)	1,000,000
1,200,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 4.650%, 9/1/30(A)(B)	1,200,000
		4,670,000
	Ohio — 0.1%
1,000,000	Franklin, OH, 5.875%, 12/9/25	1,004,672
	Total Municipal Bonds	$5,674,672
	U.S. Government Mortgage-Backed Obligations — 0.4%
66,684	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 7.573%, 3/1/36(A)	69,102
53,745	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 7.081%, 11/1/36(A)	55,402
23,994	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 7.675%, 8/1/37(A)	24,639
71,749	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 7.415%, 7/1/35(A)	73,363
25,892	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 6.940%, 1/1/36(A)	26,664
69,059	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 7.526%, 9/1/36(A)	70,933
55,971	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 7.077%, 12/1/36(A)	57,168
25,076	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.787%, 4/1/37(A)	25,648
42,529	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.868%, 11/1/36(A)	43,750
74,522	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.500%, 4/1/34(A)	76,834
28,684	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 7.258%, 11/1/36(A)	29,697
37,742	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.832%, 4/1/35(A)	38,560
86,402	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.860%, 4/1/37(A)	88,723
196,116	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.548%, 1/1/36(A)	202,443
3,043	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,123
4,256	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,367
10,531	FHLMC, Pool #G01840, 5.000%, 7/1/35	10,687
30,662	FNMA, Pool #254868, 5.000%, 9/1/33	31,020
1,703	FNMA, Pool #256272, 5.500%, 6/1/26	1,703
9,913	FNMA, Pool #256852, 6.000%, 8/1/27	10,076
2,616	FNMA, Pool #323832, 7.500%, 7/1/29	2,674
8,865	FNMA, Pool #665773, 7.500%, 6/1/31	8,879

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.4% (Continued)
$ 34,921	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 7.093%, 1/1/40(A)	$ 35,275
38,269	FNMA, Pool #725424, 5.500%, 4/1/34	39,195
141,648	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.574%, 4/1/34(A)	143,784
6,072	FNMA, Pool #735484, 5.000%, 5/1/35	6,155
34,429	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.540%, 1/1/35(A)	34,975
109,049	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 6.319%, 1/1/35(A)	111,709
45,867	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 5.827%, 4/1/35(A)	45,647
49,547	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 6.175%, 5/1/35(A)	50,826
25,081	FNMA, Pool #889060, 6.000%, 1/1/38	26,837
24,579	FNMA, Pool #889061, 6.000%, 1/1/38	25,777
1,561	FNMA, Pool #889382, 5.500%, 4/1/38	1,606
42,309	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.913%, 4/1/36(A)	43,680
16,038	FNMA, Pool #960376, 5.500%, 12/1/37	16,475
2,528	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,591
16,800	FNMA, Pool #AE0363, 5.000%, 7/1/37	17,029
23,573	FNMA, Pool #AE5441, 5.000%, 10/1/40	23,867
3,815	FNMA, Pool #AI6588, 4.000%, 7/1/26	3,791
9,677	FNMA, Pool #AI8506, 4.000%, 8/1/26	9,616
36,193	FNMA, Pool #AL0211, 5.000%, 4/1/41	36,644
148,010	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.864%, 4/1/36(A)	152,932
75,564	FNMA, Pool #AL0543, 5.000%, 7/1/41	76,507
31,705	FNMA, Pool #AL1105, 4.500%, 12/1/40	31,538
7,200	FNMA, Pool #AL2591, 5.500%, 5/1/38	7,261
162,315	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.162%, 9/1/37(A)	166,559
372,815	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 6.201%, 2/1/37(A)	382,056
109,022	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 5.625%, 2/20/34(A)	110,583
48,705	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 4.875%, 4/20/34(A)	49,343
92,190	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 4.625%, 8/20/34(A)	93,332
110,558	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 5.625%, 3/20/41(A)	112,497
6,281	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 4.750%, 11/20/44(A)	6,278
161,803	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 4.750%, 12/20/44(A)	165,609
	Total U.S. Government Mortgage-Backed Obligations	$2,985,429
	Agency Collateralized Mortgage Obligations — 0.1%
76,541	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 4.818%, 3/15/34(A)	76,107
93,148	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	91,021
15,360	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	15,056
4,188	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	4,144
56,838	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 4.920%, 9/25/33(A)	56,657
137,507	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	141,260
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.1% (Continued)
$ 6,276	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	$ 6,143
1,671	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	1,664
	Total Agency Collateralized Mortgage Obligations	$392,052
	U.S. Government Agency Obligations — 0.0%
20,963	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 5.000%, 4/25/28(A)	20,815
Shares
	Short-Term Investment Fund — 0.0%
101,617	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	101,617
	Total Investment Securities—103.2% (Cost $846,534,467)	$845,406,253
	Liabilities in Excess of Other Assets — (3.2%)	(25,903,661)
	Net Assets — 100.0%	$819,502,592
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $504,103,512 or 61.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$368,900,512	$—	$368,900,512
Corporate Bonds	—	176,871,001	—	176,871,001
Commercial Mortgage-Backed Securities	—	170,920,352	—	170,920,352
Commercial Paper	—	73,290,964	—	73,290,964
Non-Agency Collateralized Mortgage Obligations	—	46,248,839	—	46,248,839
Municipal Bonds	—	5,674,672	—	5,674,672
U.S. Government Mortgage-Backed Obligations	—	2,985,429	—	2,985,429
Agency Collateralized Mortgage Obligations	—	392,052	—	392,052
U.S. Government Agency Obligations	—	20,815	—	20,815
Short-Term Investment Fund	101,617	—	—	101,617
Total	$101,617	$845,304,636	$—	$845,406,253
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Quality Bond Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 28.8%
	Financials — 9.5%
$ 4,000,000	AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 144a, 6.088%, 12/15/44	$ 4,003,751
4,000,000	Bank of America Corp., 6.204%, 11/10/28	4,161,727
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,080,984
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,053,196
941,771	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	885,987
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	968,317
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,607,544
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,463,630
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,398,225
1,500,000	KeyCorp, MTN, 2.550%, 10/1/29	1,384,713
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,428,835
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,991,444
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,155,807
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,189,674
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,599,464
2,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	2,546,358
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,264,704
1,335,000	Progressive Corp. (The), 4.200%, 3/15/48	1,106,588
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,556,894
1,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	1,498,036
1,525,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,528,778
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,520,428
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,523,697
2,292,000	Unum Group, 7.250%, 3/15/28	2,431,721
1,100,000	Unum Group, MTN, 7.190%, 2/1/28	1,152,265
1,405,000	US Bancorp, 5.727%, 10/21/26	1,409,705
1,500,000	US Bancorp, 5.850%, 10/21/33	1,578,197
		56,490,669
	Utilities — 8.4%
3,374,000	American Water Capital Corp., 2.950%, 9/1/27	3,288,059
2,558,742	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,607,490
3,250,000	Avista Corp., 4.350%, 6/1/48	2,657,826
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,494,838
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,636,124
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,106,764
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,145,020
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,920,143
2,530,000	Dominion Energy, Inc., 5.450%, 3/15/35	2,551,853
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,716,222
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,526,201
2,279,222	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,294,608
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,531,464
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,364,582
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,528,604
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,669,439
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,272,140
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,062,843
3,000,000	Nevada Power Co., 5.450%, 5/15/41	2,963,197
Principal Amount		Market Value
	Corporate Bonds — 28.8% (Continued)
	Utilities — 8.4% (Continued)
$ 2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	$ 1,920,791
1,585,460	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,521,613
1,500,000	Southern Co. Gas Capital Corp., 4.950%, 9/15/34	1,484,730
		50,264,551
	Industrials — 3.0%
605,152	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	582,468
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,513,764
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,600,515
1,500,000	CSX Corp., 6.150%, 5/1/37	1,628,874
1,849,074	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,596,352
1,075,000	GATX Corp., 1.900%, 6/1/31	911,953
3,000,000	GATX Corp., 5.500%, 6/15/35	3,037,490
366,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	375,462
1,999,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,756,491
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	893,594
1,037,455	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,025,006
222,324	Union Pacific Railroad Co. Pass-Through Trust, 5.866%, 7/2/30	229,189
1,892,000	Waste Management, Inc., 3.900%, 3/1/35	1,736,252
		17,887,410
	Real Estate — 1.9%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,450,297
2,000,000	American Tower Corp. REIT, 4.900%, 3/15/30	2,025,461
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,960,385
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,966,696
1,885,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,854,169
		11,257,008
	Consumer Discretionary — 1.7%
2,991,454	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-3, AA, 3.000%, 10/15/28	2,829,149
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,070,260
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,010,879
501,393	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	473,302
2,865,942	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,923,482
		10,307,072
	Communication Services — 1.5%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,325,010
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,295,310
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,185,781
1,445,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,418,903
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,544,382
		8,769,386
	Health Care — 1.4%
3,500,000	Banner Health, 2.480%, 1/1/32	2,973,711
1,006,258	CVS Pass Through Trust, Ser 2013, 144a, 4.704%, 1/10/36	963,653
1,349,734	CVS Pass-Through Trust, 6.036%, 12/10/28	1,368,639
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,305,153
		8,611,156
	Consumer Staples — 1.1%
3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	3,718,800

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 28.8% (Continued)
	Consumer Staples — 1.1% (Continued)
$ 1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	$ 1,593,375
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,331,326
		6,643,501
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,551,329
	Total Corporate Bonds	$171,782,082
	U.S. Government Agency Obligations — 22.2%
1,616,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,597,436
500,737	Reliance Industries Ltd. (India), 1.870%, 1/15/26	496,217
3,967	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	3,966
54,552	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	54,590
19,403	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	19,461
34,500	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	34,498
47,051	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	47,166
74,470	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	74,169
145,164	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	146,319
144,673	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	144,982
72,898	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	73,150
84,228	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	87,124
208,020	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	209,082
94,148	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	93,329
194,294	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	194,329
94,386	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	94,786
223,925	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	221,116
418,608	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	413,653
1,033,364	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,003,806
2,549,877	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,385,724
2,734,184	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,523,706
1,123,353	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,079,616
1,298,930	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,234,629
1,898,551	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	1,800,379
2,097,497	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,978,425
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.2% (Continued)
$ 1,221,558	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	$ 1,147,350
2,227,296	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,092,654
2,013,717	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,853,518
2,067,000	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	1,905,173
2,115,177	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	1,927,319
3,378,522	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	3,141,664
619,367	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	605,423
804,059	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	780,185
2,502,114	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,341,432
2,526,305	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,299,716
3,056,793	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,840,565
1,387,692	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,285,790
3,247,545	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,073,489
3,751,566	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,539,409
2,549,881	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,497,126
1,459,667	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,375,594
1,703,308	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,617,344
2,378,460	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,217,982
1,978,186	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,800,135
3,055,390	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,462,759
4,777,104	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,050,849
2,979,257	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,616,918
2,087,572	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,918,528
2,895,335	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,744,998
3,602,055	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,381,944
8,913,438	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,622,898
4,523,228	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,595,930

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.2% (Continued)
$ 2,322,540	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	$ 2,311,357
2,168,530	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,192,958
5,365,601	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,409,770
2,551,058	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,602,425
5,186,629	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,187,862
5,693,975	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,751,199
5,205,354	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,262,086
4,938,537	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	4,812,771
5,431,165	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	5,447,607
1,482,269	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	1,476,611
5,000,000	Small Business Administration Participation Certificates, Ser 2025-25C, Class 1, 4.970%, 3/1/50	5,051,429
2,032,173	United States International Development Finance Corp., 1.870%, 11/20/37	1,688,594
	Total U.S. Government Agency Obligations	$131,943,019
	U.S. Government Mortgage-Backed Obligations — 15.0%
933,007	FHLMC, Pool #SD8186, 3.500%, 11/1/51	846,794
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,320,007
5,185,275	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,113,139
5,648,547	FHLMC REMIC, Pool #SD7152, 6.000%, 11/1/54	5,783,428
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	1,994,325
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,940,295
490,226	FNMA, Pool #888829, 5.888%, 6/1/37(A)(B)	488,709
383,406	FNMA, Pool #AH8854, 4.500%, 4/1/41	381,156
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,430,764
2,742,643	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,605,288
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,924,147
1,290,310	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,241,273
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,524,210
102,949	FNMA, Pool #AT0924, 2.000%, 3/1/28	99,583
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,779,708
3,378,706	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,231,634
2,967,556	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,092,963
2,730,243	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,279,445
1,260,893	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,103,586
6,875,270	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,008,587
2,753,207	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,821,345
3,281,101	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,942,220
1,164,412	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,055,869
4,183,719	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,120,981
3,237,491	FNMA, Pool #MA4784, 4.500%, 10/1/52	3,102,079
6,144,060	FNMA, Pool #MA4839, 4.000%, 12/1/52	5,723,152
4,301,440	FNMA, Pool #MA5073, 6.000%, 7/1/53	4,380,406
5,752,095	GNMA, Pool #MA8795, 2.500%, 4/20/53	4,900,847
4,881,184	GNMA, Pool #MA9171, 5.500%, 9/20/53	4,913,116
2,472,797	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,194,335
	Total U.S. Government Mortgage-Backed Obligations	$89,343,391
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 7.7%
$ 2,233,217	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.206%, 11/25/27(A)(B)	$ 2,187,514
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,079,547
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(A)(B)	1,445,198
302,910	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	298,945
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,662,408
6,065,550	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.449%, 1/25/33(A)(B)	5,903,408
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.898%, 10/25/48(A)(B)	2,591,013
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.825%, 12/25/49(A)(B)	2,404,832
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.230%, 2/25/51(A)(B)	1,178,257
538,022	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 5.126%, 11/25/35(A)	535,495
51,703	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 5.126%, 5/25/36(A)	51,508
253,003	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	249,546
2,003,834	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	1,959,103
2,227,727	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,185,657
2,346,655	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.770%, 9/25/28(A)(B)	2,318,647
232,110	GNMA, Pool #785631, 4.625%, 5/20/67(A)(B)	231,657
298,201	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	293,575
497,391	GNMA, Ser 2013-121, Class AB, 3.020%, 8/16/44(A)(B)	469,311
83,675	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	81,534
16,339	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	15,300
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,081,644
355,422	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	333,650
1,116,356	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,020,749
783,920	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	671,373
528,358	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 4.946%, 5/20/67(A)	529,419
496,367	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	482,676
3,659,108	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,481,654
4,872,726	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,941,184
2,147,032	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,509,211
3,698,576	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,746,493
	Total Agency Collateralized Mortgage Obligations	$45,940,508
	U.S. Treasury Obligations — 7.1%
9,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,065,313
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	12,787,991
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	9,076,353
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	7,527,803
26,500,000	U.S. Treasury Strip, Principal, 2/15/51(C)	7,572,709
	Total U.S. Treasury Obligations	$42,030,169
	Asset-Backed Securities — 6.3%
1,635,001	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,538,871
848,794	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	788,058
2,538,565	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,320,963

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.3% (Continued)
$ 2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	$ 2,214,212
2,866,586	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,647,818
1,263,530	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,140,063
1,385,534	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,291,230
977,342	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	861,055
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,397,527
905,977	Oklahoma Development Finance Auth., Ser 2022-ONG, Class A1, 3.877%, 5/1/37	887,165
3,883,442	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,440,075
4,474,251	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,706,673
2,420,341	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,517,786
3,517,553	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,579,094
2,895,082	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,936,637
445,108	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	448,282
2,615,079	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,611,874
	Total Asset-Backed Securities	$37,327,383
	Municipal Bonds — 5.5%
	California — 2.0%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	927,350
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,719,903
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	829,593
1,530,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,042,505
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,633,952
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,466,455
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,093,796
		11,713,554
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,808,908
2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	2,690,144
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	845,931
		5,344,983
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,947,575
Principal Amount		Market Value
	Municipal Bonds — 5.5% (Continued)
	Indiana — 0.5%
$ 2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	$ 2,867,149
	Virginia — 0.4%
874,618	Virginia Housing Development Authority, 2.950%, 10/25/49	750,189
2,268,563	Virginia Housing Development Authority, 2.125%, 7/25/51	1,800,947
		2,551,136
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,066,593
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,292,538
		2,359,131
	Minnesota — 0.4%
3,081,320	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,255,094
	Nevada — 0.2%
1,499,412	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,310,349
	Ohio — 0.2%
1,233,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,068,418
	Louisiana — 0.0%
384,053	Louisiana Housing Corp., 2.875%, 11/1/38	329,003
	Total Municipal Bonds	$32,746,392
	Commercial Mortgage-Backed Securities — 5.0%
2,993,869	BBCMS Mortgage Trust, Ser 2024-5C27, Class A2, 5.550%, 7/15/57	3,076,983
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	3,051,705
15,577	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	14,622
2,850,000	CHI Commercial Mortgage Trust, Ser 2025-SFT, Class A, 144a, 5.665%, 4/15/42(A)(B)	2,902,390
2,985,000	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,671,070
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,204,930
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,171,099
3,000,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.930%, 10/25/48(A)(B)	2,986,963
370,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 4.104%, 10/25/48(A)(B)	368,298
2,075,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 4.066%, 1/25/49(A)(B)	2,061,699
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.223%, 7/25/50(A)(B)	1,432,985
525,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.854%, 10/25/49(A)(B)	513,940
2,395,389	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,952,701
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,251,045
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,916,280
	Total Commercial Mortgage-Backed Securities	$29,576,710
	Non-Agency Collateralized Mortgage Obligations — 0.0%
354,407	Virginia Housing Development Auth., Ser 2013-B, Class A, 2.750%, 4/25/42	289,887

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 1.7%
9,880,121	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	$ 9,880,121
	Total Investment Securities—99.3% (Cost $631,036,802)	$590,859,662
	Other Assets in Excess of Liabilities — 0.7%	4,436,239
	Net Assets — 100.0%	$595,295,901
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $80,922,557 or 13.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$171,782,082	$—	$171,782,082
U.S. Government Agency Obligations	—	131,943,019	—	131,943,019
U.S. Government Mortgage-Backed Obligations	—	89,343,391	—	89,343,391
Agency Collateralized Mortgage Obligations	—	45,940,508	—	45,940,508
U.S. Treasury Obligations	—	42,030,169	—	42,030,169
Asset-Backed Securities	—	37,327,383	—	37,327,383
Municipal Bonds	—	32,746,392	—	32,746,392
Commercial Mortgage-Backed Securities	—	29,576,710	—	29,576,710
Non-Agency Collateralized Mortgage Obligations	—	289,887	—	289,887
Short-Term Investment Fund	9,880,121	—	—	9,880,121
Total	$9,880,121	$580,979,541	$—	$590,859,662
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund held Level 3 categorized securities during the period ended June 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.